UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04526

Name of Registrant:	Vanguard Quantitative Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: September 30

Date of reporting period: October 1, 2020—September 30, 2021

Item 1: Reports to Shareholders

Annual Report   |   September 30, 2021
Vanguard Growth and Income Fund

Contents
Your Fund’s Performance at a Glance	1
Advisors’ Report	2
About Your Fund’s Expenses	6
Performance Summary	8
Financial Statements	10
Trustees Approve Advisory Arrangements	39
Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Performance at a Glance
•	Vanguard Growth and Income Fund returned 30.22% for Investor Shares and 30.34% for Admiral Shares for the 12 months ended September 30, 2021. Its performance surpassed that of its benchmark, which returned 30%.
•	The global economy rebounded faster than many had expected after the pandemic-induced contraction in the spring of 2020. Swift and extensive fiscal and monetary support from policymakers was one of the keys to the rebound. Stock returns were excellent for the 12-month period, reflecting the recovery following the sharp downturn at the start of the pandemic.
•	The fund’s positions in information technology, materials, and utilities contributed the most to performance on a relative basis. Industrials, consumer staples, and energy were the biggest detractors.
•	For the ten years ended September 30, 2021, the fund’s average annual return slightly lagged its benchmark.
Market Barometer
	Average Annual Total Returns Periods Ended September 30, 2021
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	30.96%	16.43%	17.11%
Russell 2000 Index (Small-caps)	47.68	10.54	13.45
Russell 3000 Index (Broad U.S. market)	31.88	16.00	16.85
FTSE All-World ex US Index (International)	24.73	8.49	9.28
Bonds
Bloomberg U.S. Aggregate Bond Index (Broad taxable market)	-0.90%	5.36%	2.94%
Bloomberg Municipal Bond Index (Broad tax-exempt market)	2.63	5.06	3.26
FTSE Three-Month U.S. Treasury Bill Index	0.06	1.14	1.13
CPI
Consumer Price Index	5.39%	2.81%	2.59%

Advisors’ Report
Vanguard Growth and Income Fund’s Investor Shares returned 30.22% for the 12 months ended September 30, 2021. Admiral Shares returned 30.34%. The fund’s benchmark, the Standard & Poor’s 500 Index, returned 30.00%.
Your fund is managed by three independent advisors, a strategy that enhances the fund’s diversification by providing exposure to distinct yet complementary investment approaches. It is not uncommon for different advisors to have different views about individual securities or the broader investment environment.
The advisors, the percentage of fund assets each manages, and brief descriptions of their investment strategies are presented in the table on page 5. The advisors have also prepared a discussion of the investment environment that existed during the fiscal year and of how the portfolio’s positioning reflects this assessment. These comments were prepared on October 15, 2021.
Los Angeles Capital
Portfolio Managers:
Thomas D. Stevens, CFA,
Chairman and Principal
Hal W. Reynolds, CFA,
Chief Investment Officer and Principal
The spectacular equity rally that began in March 2020 stalled during the third quarter of 2021, and markets finished the quarter somewhat flat. The second quarter’s impressive earnings results supported by tremendous fiscal stimulus were offset by concerns over the economic impact of the Delta variant and rising inflation expectations. For the fiscal year, value and small-capitalization stocks outperformed. But as COVID cases climbed and the cyclical rally lost steam, growth asserted leadership and investors again focused more heavily on the safer earnings streams of larger companies.
With so many uncertainties in the market today, it is increasingly important to distill characteristics of companies that are likely to succeed over the long term and remain resilient to shorter-term and macro-driven events. An overweight to our proprietary success factor, which is useful in a variety of market conditions, added value as the portfolio was tilted toward companies with strong operating skill and earnings quality.
Another factor that excelled in the changing market environment was analyst insight. The portfolio’s bias toward stocks with strong earnings estimates further contributed to return, as did an underweight to companies with price movements not supported by fundamentals and news (whose returns are therefore more likely to revert to the mean). Companies with higher financial risk outperformed, so our bias away from these stocks detracted from results, particularly in the energy sector.
Over the twelve months, the portfolio maintained an overweight to technology while shifting out of staples and capital goods. At the end of the fiscal year, the portfolio was positioned toward companies with favorable quality metrics such as analyst sentiment, robust cash earnings, and superior management and operational skill.
The portfolio’s largest sector overweights were to technology, retail, and health care. The largest underweights were to capital goods, energy, and utilities. Economic concerns increased in September because of rising COVID cases and supply-induced inflation pressures, which pushed equity values lower. The economic backdrop suggested that risk might remain high and that further dislocations would likely produce attractive opportunities for investors in the coming year.
Vanguard Quantitative Equity Group
Portfolio Managers:
Cesar Orosco, Ph.D., CFA,
Senior Portfolio Manager
Binbin Guo,
Principal, Head of Alpha Equity Investments
The world economy’s recovery from the 2020 pandemic-induced contraction was quicker than many had expected. Countries that have been better at containing the virus have generally been more successful economically. Quick, far-reaching support from policymakers has also been vital to the rebound. Because the fiscal year reflects the recovery in stocks following the sharp downturn at the start of the pandemic, results were excellent. The Russell 3000
Index, the benchmark for the entire U.S. stock market, returned 31.88%.
Although it’s important to understand how overall performance is affected by such macro factors, our approach to investing focuses on specific fundamentals. We believe that attractive stocks exhibit several key characteristics, including high quality—healthy balance sheets and steady cash-flow generation; effective management decisions—sound investment policies that favor internal over external funding; consistent earnings growth—the ability to grow earnings year after year; strong market sentiment—market confirmation of our view; and reasonable valuation—shares that are not overpriced. During the period, we added a sixth criterion, a defensive model that evaluates heavily shorted stocks, as this can signal concerns over company prospects.
Using these six themes, we generate a daily composite stock ranking. We then monitor our portfolio based on those rankings and adjust when appropriate to maximize expected returns while minimizing exposure to risks that our research indicates don’t improve returns.
Over the 12 months ended September 30, 2021, our valuation and management decisions models contributed to our relative performance, while our momentum model detracted. Our strongest sector results were in information technology, primarily because of strong selection in information technology services and software companies. Health care and materials were also solid contributors. Stock selection in industrials, consumer staples, and consumer discretionary detracted the most.
At the stock level, top contributors included overweight positions in information technology company Fortinet, industrials company General Electric, financials companies Morgan Stanley and Synchrony, and health care company HCA. An underweight position in Exxon Mobil in energy detracted, as did overweights in health care company Merck, financials company S&P, and consumer staples companies Campbell Soup and General Mills.
D. E. Shaw Investment Management, L.L.C.
Portfolio Manager:
Philip Kearns, Ph.D.,
Managing Director
Market environment
The S&P 500 Index returned 30.00% for the fiscal year. Equities rose steadily through the fourth quarter of 2020 and first two quarters of 2021 as optimism over COVID-19 vaccine developments and a recovery in economic growth improved risk sentiment. Reflation, characterized by higher market expectations for growth and inflation, appeared to dominate equity markets.
Monetary policy remained accommodative; the U.S. Federal Reserve kept its benchmark rate unchanged and its bond purchase program in operation throughout the period. Fiscal policy efforts to stimulate growth also supported the reflationary narrative, although equities wobbled in the third quarter when concerns about slowing economic growth led to stock declines in September.
Portfolio performance
The three largest single-stock contributors to our portfolio’s return were overweight positions in Wells Fargo and Hartford Financial Services and an underweight to Salesforce. The three largest single-stock detractors were overweight positions in Verizon, Merck, and Procter & Gamble.
Fundamental forecasts contributed to returns, along with exposures to technical risk factors—in particular, overweight exposures to small-capitalization stocks and stocks with high trading activity. Sector exposures were also positive. Event-driven forecasts detracted, as did technical forecasts, which hurt performance most.
Market outlook
The outlook for U.S. economic growth has continued to improve. Yields on U.S. Treasuries have come down from their peaks in early March but remain elevated and close to pre-pandemic levels. We view the potential proposed fiscal stimulus as positive for growth and somewhat inflationary. Monetary policy, on the other hand, seems likely to be less accommodative than in past years, with the Fed set to begin tapering quantitative easing in late 2021 and forecasting at least three increases in its benchmark rate by 2023.

We believe global conditions present some downside risks to the U.S. economy. The spread of the COVID-19 Delta variant has slowed the reopening of global economies and could continue to affect global supply chains. The recent sharp sell-offs in Chinese equities may have reflected fears of increased Chinese government regulation and deteriorating credit conditions in that economy, both of which could hurt global growth. Although U.S. equity indexes remained near all-time highs at the end of the period, uncertainties surrounding economic growth continue to pose risks to valuations.
Vanguard Growth And Income Fund Investment Advisors

	Fund Assets Managed
Investment Advisor	%	$ Million	Investment Strategy
Los Angeles Capital	33	4,278	Employs a quantitative model that emphasizes stocks with characteristics investors are currently seeking and underweights stocks with characteristics investors are currently avoiding. The portfolio’s sector weights, size, and style characteristics may differ modestly from the benchmark in a risk-controlled manner.
Vanguard Quantitative Equity Group	33	4,263	Employs a quantitative fundamental management approach, using models that assess valuation, growth prospects, management decisions, market sentiment, and earnings and balance-sheet quality of companies as compared with their peers.
D. E. Shaw Investment Management, L.L.C.	32	4,225	Employs quantitative models that seek to capture predominantly bottom-up stock-specific return opportunities. The portfolio’s sector weights, size, and style characteristics may differ modestly from the benchmark in a risk-controlled manner.
Cash Investments	2	260	These short-term reserves are invested by Vanguard in equity index products to simulate investment in stocks. Each advisor may also maintain a modest cash position.

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended September 30, 2021
Growth and Income Fund	Beginning Account Value 3/31/2021	Ending Account Value 9/30/2021	Expenses Paid During Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$1,083.20	$1.62
Admiral™ Shares	1,000.00	1,083.60	1.10
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,023.51	$1.57
Admiral Shares	1,000.00	1,024.02	1.07
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.31% for Investor Shares and 0.21% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (183/365).

Growth and Income Fund
Performance Summary
All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: September 30, 2011, Through September 30, 2021
Initial Investment of $10,000
	Average Annual Total Returns Periods Ended September 30, 2021
	One Year	Five Years	Ten Years	Final Value of a $10,000 Investment
Growth and Income Fund Investor Shares	30.22%	16.19%	16.50%	$46,037
S&P 500 Index	30.00	16.90	16.63	46,586
Dow Jones U.S. Total Stock Market Float Adjusted Index	32.13	16.82	16.56	46,280

	One Year	Five Years	Ten Years	Final Value of a $50,000 Investment
Growth and Income Fund Admiral Shares	30.34%	16.31%	16.62%	$232,619
S&P 500 Index	30.00	16.90	16.63	232,931
Dow Jones U.S. Total Stock Market Float Adjusted Index	32.13	16.82	16.56	231,402
See Financial Highlights for dividend and capital gains information.

Growth and Income Fund
Fund Allocation
As of September 30, 2021
Communication Services	12.3%
Consumer Discretionary	13.9
Consumer Staples	5.4
Energy	2.2
Financials	11.1
Health Care	13.4
Industrials	7.2
Information Technology	28.2
Materials	2.1
Real Estate	2.5
Utilities	1.5
Other	0.2
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.
Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Growth and Income Fund
Financial Statements
Schedule of Investments
As of September 30, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (97.8%)
Communication Services (12.0%)
*	Alphabet Inc. Class C	123,209	328,390
*	Alphabet Inc. Class A	118,397	316,537
*	Facebook Inc. Class A	862,102	292,589
	Verizon Communications Inc.	1,572,255	84,917
*	Walt Disney Co.	462,813	78,294
*	Netflix Inc.	125,210	76,421
	Activision Blizzard Inc.	886,950	68,641
	Comcast Corp. Class A	1,058,815	59,220
	AT&T Inc.	2,186,859	59,067
	Electronic Arts Inc.	182,831	26,008
	Lumen Technologies Inc.	1,773,265	21,971
	News Corp. Class A	884,619	20,815
*	Charter Communications Inc. Class A	27,400	19,935
*	Take-Two Interactive Software Inc.	127,508	19,645
*	DISH Network Corp. Class A	322,330	14,008
	Interpublic Group of Cos. Inc.	351,713	12,897
	Omnicom Group Inc.	149,452	10,829
	News Corp. Class B	441,164	10,248
	Fox Corp. Class A	232,232	9,315
*	Snap Inc. Class A	119,100	8,798
*,1	Discovery Inc. Class A	265,435	6,737
	Fox Corp. Class B	164,779	6,117
*	Twitter Inc.	62,200	3,756
*	Yelp Inc. Class A	78,900	2,938
*	Gogo Inc.	109,800	1,900
*	Discovery Inc. Class C	63,018	1,529
	ViacomCBS Inc. Class B	28,843	1,140
*	Pinterest Inc. Class A	17,672	900
*	Liberty Media Corp.- Liberty SiriusXM Class C	7,900	375
*	Roblox Corp. Class A	4,800	363
*	IAC/InterActiveCorp.	2,000	261
*	Liberty Media Corp.- Liberty SiriusXM Class A	4,900	231
*	Altice USA Inc. Class A	10,000	207
*	AMC Networks Inc. Class A	4,200	196
*	Iridium Communications Inc.	4,700	187
		Shares	Market Value• ($000)
	New York Times Co. Class A	1,800	89
*	Travelzoo	7,600	88
	TEGNA Inc.	3,500	69
*	QuinStreet Inc.	3,400	60
	Spok Holdings Inc.	5,401	55
*	ZoomInfo Technologies Inc. Class A	900	55
*	Hemisphere Media Group Inc. Class A	3,488	42
	Entravision Communications Corp. Class A	3,900	28
*	Cars.com Inc.	1,997	25
*	WideOpenWest Inc.	918	18
*	IDT Corp. Class B	300	13
*	Meredith Corp.	200	11
	Scholastic Corp.	100	4
*	Sciplay Corp. Class A	188	4
*	Yandex NV Class A	47	4
*	Consolidated Communications Holdings Inc.	300	3
*	T-Mobile U.S. Inc.	20	3
*	U.S. Cellular Corp.	99	3
	Sinclair Broadcast Group Inc. Class A	50	2
*	Stagwell Inc.	200	2
*	Clear Channel Outdoor Holdings Inc.	300	1
*	DHI Group Inc.	302	1
*	Lions Gate Entertainment Corp. Class B	100	1
	National CineMedia Inc.	300	1
*	TrueCar Inc.	300	1
*	Zynga Inc. Class A	100	1
*	Angi Inc. Class A	100	1
*	Gannett Co. Inc.	208	1
*	Magnite Inc.	26	1
	Manchester United plc Class A	40	1
*	Vimeo Inc.	34	1
*	Fluent Inc.	99	—
*	Liberty TripAdvisor Holdings Inc. Class A	100	—
*	Eros International plc	200	—
*	Emerald Holding Inc.	11	—
*	Liberty Latin America Ltd. Class A	29	—
			1,565,971

Growth and Income Fund
		Shares	Market Value• ($000)
Consumer Discretionary (13.6%)
*	Amazon.com Inc.	144,022	473,118
*	Tesla Inc.	299,196	232,021
	Lowe's Cos. Inc.	469,931	95,330
	Home Depot Inc.	263,616	86,535
	NIKE Inc. Class B	472,786	68,663
	McDonald's Corp.	276,358	66,633
	Target Corp.	282,613	64,653
	TJX Cos. Inc.	782,350	51,619
*	Ford Motor Co.	3,442,404	48,744
	Bath & Body Works Inc.	724,034	45,636
	Yum! Brands Inc.	364,266	44,553
	Starbucks Corp.	325,759	35,934
*	Ulta Beauty Inc.	82,957	29,941
*	LKQ Corp.	587,518	29,564
*	Booking Holdings Inc.	10,534	25,006
	Tapestry Inc.	590,258	21,851
	H&R Block Inc.	869,660	21,742
	Best Buy Co. Inc.	193,699	20,476
	PulteGroup Inc.	426,611	19,590
	Domino's Pizza Inc.	40,088	19,120
*	AutoZone Inc.	10,846	18,416
	Darden Restaurants Inc.	98,532	14,925
	Dollar General Corp.	65,880	13,976
*	O'Reilly Automotive Inc.	22,826	13,948
*	PVH Corp.	124,767	12,825
*	Las Vegas Sands Corp.	304,500	11,145
*	General Motors Co.	210,451	11,093
	Advance Auto Parts Inc.	51,390	10,735
	Ross Stores Inc.	98,353	10,706
*	Victoria's Secret & Co.	193,692	10,703
	Pool Corp.	24,530	10,656
*	Under Armour Inc. Class A	446,202	9,004
*	NVR Inc.	1,871	8,970
	DR Horton Inc.	103,812	8,717
	Lennar Corp. Class A	92,955	8,708
	Garmin Ltd.	54,700	8,504
*	Mohawk Industries Inc.	36,150	6,413
	Gap Inc.	206,412	4,686
	eBay Inc.	63,582	4,430
*	Marriott International Inc. Class A	29,700	4,398
*	Etsy Inc.	20,362	4,234
	Gentex Corp.	120,100	3,961
	Whirlpool Corp.	17,332	3,533
	Signet Jewelers Ltd.	44,500	3,514
	Genuine Parts Co.	26,500	3,213
	Travel + Leisure Co.	55,100	3,005
*	Under Armour Inc. Class C	169,731	2,974
*	GoPro Inc. Class A	317,100	2,968
*	Hilton Worldwide Holdings Inc.	17,300	2,286
	Harley-Davidson Inc.	61,600	2,255
*	Wynn Resorts Ltd.	23,840	2,020
	Hasbro Inc.	22,530	2,010
	Macy's Inc.	80,500	1,819
*	Penn National Gaming Inc.	24,480	1,774
	Kohl's Corp.	37,200	1,752
	Leggett & Platt Inc.	35,800	1,605
*	RH	2,400	1,601
	Camping World Holdings Inc. Class A	36,600	1,423
	Newell Brands Inc.	57,400	1,271
*	Dollar Tree Inc.	11,828	1,132
		Shares	Market Value• ($000)
	Qurate Retail Inc. Series A	97,000	988
*	Sonos Inc.	30,400	984
*	Carnival Corp.	37,000	925
*	Farfetch Ltd. Class A	23,800	892
*	Stamps.com Inc.	2,700	890
*	Peloton Interactive Inc. Class A	10,100	879
	Service Corp. International	13,800	832
*	Overstock.com Inc.	10,500	818
*	Wayfair Inc. Class A	3,200	818
*	Sleep Number Corp.	8,400	785
*	Academy Sports & Outdoors Inc.	17,300	692
	Churchill Downs Inc.	2,700	648
	Magna International Inc.	7,000	527
	Kontoor Brands Inc.	10,500	524
*	YETI Holdings Inc.	4,200	360
*	Expedia Group Inc.	2,100	344
	Papa John's International Inc.	2,700	343
	Sonic Automotive Inc. Class A	6,100	320
	Hibbett Inc.	3,900	276
*	Adient plc	6,541	271
*	Revolve Group Inc.	4,347	269
*	Tupperware Brands Corp.	12,600	266
*	Aptiv plc	1,530	228
	Jack in the Box Inc.	2,336	227
*	Hilton Grand Vacations Inc.	4,500	214
*	Fossil Group Inc.	17,400	206
*	Bloomin' Brands Inc.	7,600	190
*	Vista Outdoor Inc.	4,339	175
*	Accel Entertainment Inc. Class A	14,007	170
*	Abercrombie & Fitch Co. Class A	4,500	169
*	Lumber Liquidators Holdings Inc.	8,600	161
	Choice Hotels International Inc.	1,200	152
*	SeaWorld Entertainment Inc.	2,400	133
*	Airbnb Inc. Class A	725	122
	Hanesbrands Inc.	7,060	121
*	Canada Goose Holdings Inc.	3,368	120
*	Groupon Inc. Class A	5,100	116
	Columbia Sportswear Co.	1,200	115
*	Hayward Holdings Inc.	4,500	100
*	Just Eat Takeaway.com NV ADR	6,090	88
	Brunswick Corp.	900	86
	Acushnet Holdings Corp.	1,714	80
*	Deckers Outdoor Corp.	200	72
*	Tenneco Inc. Class A	4,600	66
*	frontdoor Inc.	1,400	59
*	Neogames SA	1,500	55
*	Citi Trends Inc.	700	51
*	Goodyear Tire & Rubber Co.	2,400	42
*	Lindblad Expeditions Holdings Inc.	2,900	42
*	Modine Manufacturing Co.	3,500	40

Growth and Income Fund
		Shares	Market Value• ($000)
*	American Axle & Manufacturing Holdings Inc.	3,700	33
	Hamilton Beach Brands Holding Co. Class A	2,057	32
*	Select Interior Concepts Inc. Class A	2,100	30
*	Universal Electronics Inc.	600	30
*	Superior Industries International Inc.	3,803	27
*	GrowGeneration Corp.	1,100	27
*	American Outdoor Brands Inc.	1,024	25
	Polaris Inc.	200	24
*	Arcos Dorados Holdings Inc. Class A	4,497	23
	Johnson Outdoors Inc. Class A	200	21
*	Vizio Holding Corp. Class A	900	19
	Graham Holdings Co. Class B	28	17
*	Party City Holdco Inc.	2,200	16
*	Perdoceo Education Corp.	1,418	15
	Shutterstock Inc.	100	11
*	OneSpaWorld Holdings Ltd.	1,100	11
*	Cavco Industries Inc.	38	9
	Strategic Education Inc.	100	7
*	Latham Group Inc.	438	7
*	International Game Technology plc	193	5
*	Royal Caribbean Cruises Ltd.	54	5
*	Full House Resorts Inc.	500	5
*	iRobot Corp.	57	4
*	Biglari Holdings Inc. Class B	20	3
*	Designer Brands Inc. Class A	196	3
*	Master Craft Boat Holdings Inc.	100	3
*	ODP Corp.	75	3
*	Veoneer Inc.	98	3
*	Barnes & Noble Education Inc.	178	2
	Cato Corp. Class A	127	2
*	El Pollo Loco Holdings Inc.	93	2
*	Laureate Education Inc. Class A	100	2
*	Sally Beauty Holdings Inc.	100	2
	Winnebago Industries Inc.	30	2
	Smith & Wesson Brands Inc.	100	2
*	Bluegreen Vacations Holding Class A	60	2
*	Mister Car Wash Inc.	100	2
*	Adtalem Global Education Inc.	39	1
	Carrols Restaurant Group Inc.	229	1
	Clarus Corp.	31	1
*	Container Store Group Inc.	100	1
*	Express Inc.	200	1
*	Mattel Inc.	44	1
*	Noodles & Co. Class A	100	1
		Shares	Market Value• ($000)
	PetMed Express Inc.	28	1
*	Quotient Technology Inc.	100	1
*	Target Hospitality Corp.	388	1
*	Urban Outfitters Inc.	39	1
*	Vera Bradley Inc.	100	1
	Bassett Furniture Industries Inc.	71	1
*	J Jill Inc.	40	1
*	Despegar.com Corp.	99	1
*	Yatra Online Inc.	400	1
*	JAKKS Pacific Inc.	100	1
*	American Public Education Inc.	2	—
	Big 5 Sporting Goods Corp.	16	—
	Guess? Inc.	3	—
*	Visteon Corp.	4	—
*	Kandi Technologies Group Inc.	34	—
			1,769,541
Consumer Staples (5.3%)
	Walmart Inc.	800,371	111,556
	Costco Wholesale Corp.	228,556	102,702
	Coca-Cola Co.	1,671,396	87,698
	Procter & Gamble Co.	518,675	72,511
	Philip Morris International Inc.	555,968	52,700
	Altria Group Inc.	1,075,165	48,942
	Tyson Foods Inc. Class A	442,405	34,923
	Estee Lauder Cos. Inc. Class A	103,449	31,027
	Colgate-Palmolive Co.	407,331	30,786
	PepsiCo Inc.	140,098	21,072
	Sysco Corp.	217,890	17,104
	Hershey Co.	77,391	13,098
*	Monster Beverage Corp.	139,900	12,427
	Archer-Daniels-Midland Co.	184,589	11,077
	General Mills Inc.	123,614	7,395
	Walgreens Boots Alliance Inc.	122,762	5,776
	Kraft Heinz Co.	129,400	4,765
	Constellation Brands Inc. Class A	21,572	4,545
	Molson Coors Beverage Co. Class B	87,400	4,054
	Brown-Forman Corp. Class B	46,800	3,136
	Kroger Co.	58,400	2,361
	Kellogg Co.	22,000	1,406
	Mondelez International Inc. Class A	19,355	1,126
*	Pilgrim's Pride Corp.	32,100	933
	Hormel Foods Corp.	22,605	927
	McCormick & Co. Inc.	9,700	786
	Lamb Weston Holdings Inc.	12,400	761
[1]	Albertsons Cos. Inc. Class A	20,800	648
	J M Smucker Co.	5,100	612
*	Nomad Foods Ltd.	15,000	413
*	USANA Health Sciences Inc.	3,250	300
	Campbell Soup Co.	4,900	205
	National Beverage Corp.	2,700	142
	Flowers Foods Inc.	5,300	125
	Conagra Brands Inc.	3,600	122

Growth and Income Fund
		Shares	Market Value• ($000)
	Calavo Growers Inc.	1,100	42
*	Lifevantage Corp.	2,900	20
*	United Natural Foods Inc.	400	19
	Nature's Sunshine Products Inc.	1,132	17
	SpartanNash Co.	700	15
*	Veru Inc.	1,800	15
*	SunOpta Inc.	1,400	13
*	Performance Food Group Co.	100	5
	Seaboard Corp.	1	4
*	Hostess Brands Inc. Class A	171	3
*	Simply Good Foods Co.	79	3
	PriceSmart Inc.	28	2
*	Herbalife Nutrition Ltd.	45	2
*	Adecoagro SA	200	2
*	Blue Apron Holdings Inc. Class A	200	1
*	Coty Inc. Class A	100	1
	Natural Grocers by Vitamin Cottage Inc.	100	1
	Vector Group Ltd.	100	1
	Cal-Maine Foods Inc.	9	—
			688,327
Energy (2.2%)
	Exxon Mobil Corp.	1,488,645	87,562
	EOG Resources Inc.	515,546	41,383
	Schlumberger NV	1,202,826	35,652
	Halliburton Co.	1,113,072	24,065
	APA Corp.	968,802	20,761
	Kinder Morgan Inc.	1,089,905	18,234
	Cabot Oil & Gas Corp.	733,319	15,957
	Chevron Corp.	75,809	7,691
	Hess Corp.	68,894	5,381
	Diamondback Energy Inc.	52,695	4,989
	Baker Hughes Co. Class A	170,820	4,224
	Marathon Petroleum Corp.	56,348	3,483
	Valero Energy Corp.	42,030	2,966
*	Cheniere Energy Inc.	22,622	2,209
	Marathon Oil Corp.	121,200	1,657
	HollyFrontier Corp.	46,400	1,537
	Ovintiv Inc.	40,200	1,322
	ONEOK Inc.	17,720	1,028
*	Green Plains Inc.	24,200	790
	Targa Resources Corp.	14,200	699
	Texas Pacific Land Corp.	513	620
	Occidental Petroleum Corp.	13,500	399
	Continental Resources Inc.	5,800	268
*	Arch Resources Inc.	2,400	223
*	CNX Resources Corp.	16,000	202
*	Range Resources Corp.	6,900	156
	Geopark Ltd.	10,800	138
*	Southwestern Energy Co.	22,500	125
*	Denbury Inc.	1,600	112
*	Alto Ingredients Inc.	15,000	74
*	Talos Energy Inc.	5,220	72
	World Fuel Services Corp.	2,000	67
*	Transocean Ltd.	17,300	66
*	Renewable Energy Group Inc.	1,300	65
*	Amplify Energy Corp.	11,800	63
	Bonanza Creek Energy Inc.	1,300	62
		Shares	Market Value• ($000)
*	Tellurian Inc.	14,800	58
	Cimarex Energy Co.	600	52
	Equitrans Midstream Corp.	5,100	52
	Oasis Petroleum Inc.	200	20
*	Delek U.S. Holdings Inc.	900	16
*	SandRidge Energy Inc.	1,200	16
	Solaris Oilfield Infrastructure Inc. Class A	1,382	12
*	California Resources Corp.	300	12
	NACCO Industries Inc. Class A	311	9
*	TETRA Technologies Inc.	1,900	6
*	Navigator Holdings Ltd.	600	5
*	CONSOL Energy Inc.	100	3
*	Exterran Corp.	579	3
	Brigham Minerals Inc. Class A	95	2
*	Par Pacific Holdings Inc.	108	2
	Phillips 66	32	2
	International Seaways Inc.	108	2
	SFL Corp. Ltd.	200	2
	Archrock Inc.	100	1
*	Centennial Resource Development Inc. Class A	200	1
*	Energy Fuels Inc.	100	1
	Evolution Petroleum Corp.	100	1
*	Helix Energy Solutions Group Inc.	146	1
*	Natural Gas Services Group Inc.	100	1
*	Overseas Shipholding Group Inc. Class A	400	1
*	PBF Energy Inc. Class A	100	1
	Patterson-UTI Energy Inc.	100	1
*	Peabody Energy Corp.	100	1
*	ProPetro Holding Corp.	100	1
	SM Energy Co.	20	1
*	Frontline Ltd.	100	1
	Dorian LPG Ltd.	100	1
	Plains GP Holdings LP Class A	100	1
	Cenovus Energy Inc.	100	1
*	Golar LNG Ltd.	100	1
	Northern Oil and Gas Inc.	40	1
*	FTS International Inc. Class A	23	1
*	NOV Inc.	100	1
	Helmerich & Payne Inc.	4	—
*	Newpark Resources Inc.	137	—
*	RPC Inc.	100	—
*	SilverBow Resources Inc.	3	—
	Nordic American Tankers Ltd.	100	—
*	Frank's International NV	100	—
*	Kosmos Energy Ltd.	100	—
*	NexTier Oilfield Solutions Inc.	95	—
*	Independence Contract Drilling Inc.	100	—
*	FTS International Inc. Warrants Exp. 11/19/23	28	—

Growth and Income Fund
		Shares	Market Value• ($000)
*	FTS International Inc. Warrants Exp. 11/19/23 (XASE)	70	—
			284,596
Financials (10.9%)
*	Berkshire Hathaway Inc. Class B	816,996	222,991
	JPMorgan Chase & Co.	870,133	142,432
	Bank of America Corp.	3,041,210	129,099
	Capital One Financial Corp.	367,344	59,499
	Goldman Sachs Group Inc.	157,250	59,445
	Wells Fargo & Co.	1,181,219	54,820
	Citigroup Inc.	703,229	49,353
	Synchrony Financial	1,001,374	48,947
	U.S. Bancorp	674,018	40,064
	Everest Re Group Ltd.	149,505	37,493
	Discover Financial Services	302,414	37,152
	Intercontinental Exchange Inc.	307,577	35,316
	Cboe Global Markets Inc.	243,857	30,204
	Allstate Corp.	229,958	29,276
	S&P Global Inc.	61,820	26,267
	Regions Financial Corp.	1,200,877	25,591
	Truist Financial Corp.	421,042	24,694
	Comerica Inc.	305,663	24,606
	American Express Co.	125,980	21,105
	Bank of New York Mellon Corp.	405,576	21,025
	Hartford Financial Services Group Inc.	226,371	15,903
	Raymond James Financial Inc.	171,728	15,847
	M&T Bank Corp.	101,282	15,125
	BlackRock Inc.	17,820	14,945
	MetLife Inc.	241,498	14,908
	Unum Group	540,920	13,555
	W R Berkley Corp.	184,922	13,533
	Marsh & McLennan Cos. Inc.	87,260	13,214
	Aflac Inc.	220,415	11,490
	KeyCorp.	529,186	11,441
	PNC Financial Services Group Inc.	55,200	10,799
	Invesco Ltd.	442,654	10,672
	Ally Financial Inc.	158,700	8,102
	Moody's Corp.	21,461	7,621
	Affiliated Managers Group Inc.	50,110	7,571
	Citizens Financial Group Inc.	154,009	7,235
	Huntington Bancshares Inc.	459,860	7,109
	Fifth Third Bancorp	166,533	7,068
	Loews Corp.	120,289	6,487
	Cincinnati Financial Corp.	47,023	5,371
	Zions Bancorp NA	86,710	5,367
	First Republic Bank	26,916	5,192
	Willis Towers Watson plc	18,400	4,277
	Globe Life Inc.	44,300	3,944
	T Rowe Price Group Inc.	19,900	3,914
	Lincoln National Corp.	49,090	3,375
	Aon plc Class A (XNYS)	9,940	2,841
	First American Financial Corp.	40,200	2,695
		Shares	Market Value• ($000)
	Interactive Brokers Group Inc. Class A	39,800	2,481
	Arthur J Gallagher & Co.	15,400	2,289
	Chubb Ltd.	12,512	2,171
	Progressive Corp.	22,300	2,016
	KKR & Co. Inc.	30,400	1,851
	Principal Financial Group Inc.	27,600	1,777
	OneMain Holdings Inc.	29,100	1,610
	Morgan Stanley	15,915	1,549
	Jefferies Financial Group Inc.	39,855	1,480
	Prudential Financial Inc.	13,900	1,462
	Popular Inc.	18,500	1,437
	Blackstone Inc.	11,400	1,326
	Owl Rock Capital Corp.	79,900	1,128
	PROG Holdings Inc.	26,800	1,126
	Janus Henderson Group plc	24,900	1,029
	American International Group Inc.	17,200	944
	UBS Group AG (Registered)	56,900	907
	Sixth Street Specialty Lending Inc.	37,700	837
	Golub Capital BDC Inc.	51,492	814
	CME Group Inc.	4,200	812
	Navient Corp.	40,300	795
*	Genworth Financial Inc. Class A	197,400	740
	Bank of NT Butterfield & Son Ltd.	19,900	707
	Evercore Inc. Class A	5,200	695
*	Green Dot Corp. Class A	13,700	690
	Prospect Capital Corp.	86,900	669
	SLM Corp.	32,900	579
*	Encore Capital Group Inc.	10,906	537
	Radian Group Inc.	20,000	454
	Central Pacific Financial Corp.	15,292	393
	Flagstar Bancorp Inc.	7,700	391
	Banner Corp.	6,480	358
	Solar Capital Ltd.	16,240	311
	Washington Federal Inc.	9,000	309
*	Brighthouse Financial Inc.	6,400	289
*	World Acceptance Corp.	1,426	270
	Reinsurance Group of America Inc.	2,400	267
	Apollo Investment Corp.	20,300	263
*	Blucora Inc.	15,656	244
	American Financial Group Inc.	1,800	227
	Rocket Cos. Inc. Class A	13,400	215
*	Cannae Holdings Inc.	6,400	199
*	LendingClub Corp.	6,900	195
	Peapack-Gladstone Financial Corp.	4,830	161
*	SiriusPoint Ltd.	17,000	157
	BGC Partners Inc. Class A	29,900	156
*	Donnelley Financial Solutions Inc.	4,500	156
	Hanmi Financial Corp.	7,731	155
	International Bancshares Corp.	3,700	154
	United Community Banks Inc.	4,600	151
	TCG BDC Inc.	10,842	145
	FS KKR Capital Corp.	6,400	141

Growth and Income Fund
		Shares	Market Value• ($000)
	BlackRock TCP Capital Corp.	10,200	138
*	PRA Group Inc.	3,200	135
*	Enova International Inc.	3,700	128
	TPG RE Finance Trust Inc.	10,040	124
	Travelers Cos. Inc.	800	122
	First Hawaiian Inc.	4,053	119
*	Bright Health Group Inc.	14,600	119
*	Ocwen Financial Corp.	3,801	107
	Virtu Financial Inc. Class A	4,300	105
	Universal Insurance Holdings Inc.	7,855	102
	James River Group Holdings Ltd.	2,680	101
	HomeTrust Bancshares Inc.	3,320	93
	Kemper Corp.	1,351	90
	New Mountain Finance Corp.	6,500	87
	Kearny Financial Corp.	6,905	86
	State Auto Financial Corp.	1,672	85
	MarketAxess Holdings Inc.	200	84
	Great Southern Bancorp Inc.	1,500	82
	Horizon Bancorp Inc.	4,520	82
	HCI Group Inc.	700	78
	American Equity Investment Life Holding Co.	2,600	77
	CVB Financial Corp.	3,800	77
	AMERISAFE Inc.	1,350	76
	First Financial Bancorp	3,100	73
	Westamerica BanCorp	1,200	68
	Patria Investments Ltd. Class A	4,181	68
	Federated Hermes Inc.	1,900	62
	B Riley Financial Inc.	1,000	59
	CBTX Inc.	2,220	59
	First BanCorp (XNYS)	4,500	59
	PacWest Bancorp	1,300	59
*	TriState Capital Holdings Inc.	2,600	55
*	Mr Cooper Group Inc.	1,300	54
	Barings BDC Inc.	4,500	50
	Community Trust Bancorp Inc.	1,100	46
	HomeStreet Inc.	1,100	45
	PCSB Financial Corp.	2,414	45
	NBT Bancorp Inc.	1,200	43
	Great Western Bancorp Inc.	1,291	42
	Independent Bank Corp.	1,900	41
	TriplePoint Venture Growth BDC Corp.	2,393	38
*	Assetmark Financial Holdings Inc.	1,506	37
	TriCo Bancshares	840	36
	Heritage Commerce Corp.	2,800	33
	Burford Capital Ltd.	3,004	33
	Tiptree Inc.	3,172	32
*	Elevate Credit Inc.	7,335	30
	Sierra Bancorp	1,190	29
	First Community Bankshares Inc.	888	28
*	Ryan Specialty Group Holdings Inc. Class A	800	27
		Shares	Market Value• ($000)
	Northfield Bancorp Inc.	1,502	26
	First Midwest Bancorp Inc.	1,300	25
	BlackRock Capital Investment Corp.	6,600	25
	Bank OZK	500	22
	Heritage Insurance Holdings Inc.	3,172	22
	Lakeland Bancorp Inc.	1,184	21
	Park National Corp.	170	21
	Moelis & Co. Class A	300	19
	Old Republic International Corp.	800	19
	Berkshire Hills Bancorp Inc.	600	16
	First Internet Bancorp	501	16
	TrustCo Bank Corp. NY	480	15
	Employers Holdings Inc.	348	14
	HBT Financial Inc.	880	14
	MGIC Investment Corp.	800	12
	Western Alliance Bancorp	100	11
*	Arch Capital Group Ltd.	300	11
*	Bridge Investment Group Holdings Inc. Class A	600	11
	Columbia Banking System Inc.	200	8
	Safety Insurance Group Inc.	100	8
	Preferred Bank	100	7
	Primis Financial Corp.	477	7
	Stifel Financial Corp.	85	6
	Tompkins Financial Corp.	74	6
	Equitable Holdings Inc.	200	6
	Byline Bancorp Inc.	200	5
	First Financial Corp.	107	5
	Amalgamated Financial Corp.	305	5
	Atlantic Union Bankshares Corp.	100	4
	Banc of California Inc.	200	4
	Cathay General Bancorp	100	4
	City Holding Co.	45	4
	First Bancorp (XNGS)	100	4
*	LendingTree Inc.	25	4
	Luther Burbank Corp.	300	4
	OceanFirst Financial Corp.	201	4
	Wintrust Financial Corp.	52	4
	Apollo Commercial Real Estate Finance Inc.	198	3
	Assurant Inc.	22	3
	Cowen Inc. Class A	100	3
	Curo Group Holdings Corp.	199	3
	First Financial Northwest Inc.	172	3
	Great Ajax Corp.	188	3
	Home Bancorp Inc.	76	3
	Nelnet Inc. Class A	38	3
	Stock Yards Bancorp Inc.	55	3
	Univest Financial Corp.	100	3
	Sculptor Capital Management Inc. Class A	99	3
	First Eagle Alternative Capital BDC Inc.	600	3
*	ACRES Commercial Realty Corp.	200	3

Growth and Income Fund
		Shares	Market Value• ($000)
	Allegiance Bancshares Inc.	60	2
	Arbor Realty Trust Inc.	100	2
	Ares Commercial Real Estate Corp.	111	2
	BancorpSouth Bank	61	2
	Camden National Corp.	46	2
	Capitol Federal Financial Inc.	198	2
	Civista Bancshares Inc.	86	2
	Cohen & Steers Inc.	26	2
*	Columbia Financial Inc.	100	2
	ConnectOne Bancorp Inc.	82	2
	Financial Institutions Inc.	68	2
	Greenhill & Co. Inc.	110	2
	Home BancShares Inc.	99	2
	Investors Bancorp Inc.	100	2
*	MBIA Inc.	120	2
	Old National Bancorp	142	2
	SEI Investments Co.	30	2
	ServisFirst Bancshares Inc.	20	2
	Trustmark Corp.	66	2
	Umpqua Holdings Corp.	100	2
	WesBanco Inc.	57	2
	WisdomTree Investments Inc.	385	2
*	XP Inc. Class A	38	2
	Horizon Technology Finance Corp.	100	2
	Saratoga Investment Corp.	64	2
	AFC Gamma Inc.	99	2
*	Ambac Financial Group Inc.	100	1
	Annaly Capital Management Inc.	100	1
	ARMOUR Residential REIT Inc.	100	1
	Cadence BanCorp. Class A	32	1
	Commerce Bancshares Inc.	11	1
	FNB Corp.	100	1
	Granite Point Mortgage Trust Inc.	100	1
	Ladder Capital Corp. Class A	100	1
	MFA Financial Inc.	300	1
	Meridian Bancorp Inc.	32	1
	New Residential Investment Corp.	100	1
	New York Community Bancorp Inc.	100	1
	Northwest Bancshares Inc.	100	1
	OFG Bancorp	58	1
	Old Second Bancorp Inc.	100	1
	Oppenheimer Holdings Inc. Class A	13	1
*	Republic First Bancorp Inc.	369	1
*	SVB Financial Group	2	1
	United Bankshares Inc.	18	1
	Valley National Bancorp	100	1
	Washington Trust Bancorp Inc.	20	1
		Shares	Market Value• ($000)
	Westwood Holdings Group Inc.	25	1
	Broadmark Realty Capital Inc.	145	1
	Premier Financial Corp.	23	1
*	GoHealth Inc. Class A	200	1
	Gladstone Investment Corp.	100	1
	Main Street Capital Corp.	33	1
	Oxford Square Capital Corp.	352	1
	PennantPark Investment Corp.	220	1
	BancFirst Corp.	5	—
	First of Long Island Corp.	21	—
	Flushing Financial Corp.	2	—
	Heartland Financial USA Inc.	2	—
	Invesco Mortgage Capital Inc.	109	—
	Lakeland Financial Corp.	1	—
*	NMI Holdings Inc. Class A	15	—
*	Trupanion Inc.	1	—
	Veritex Holdings Inc.	11	—
	AG Mortgage Investment Trust Inc.	12	—
			1,413,286
Health Care (13.1%)
	Johnson & Johnson	1,137,477	183,703
	Thermo Fisher Scientific Inc.	185,311	105,874
	UnitedHealth Group Inc.	245,402	95,888
	Merck & Co. Inc.	995,403	74,765
	CVS Health Corp.	777,614	65,988
	Agilent Technologies Inc.	374,371	58,975
	HCA Healthcare Inc.	218,992	53,154
	Medtronic plc	400,792	50,239
	McKesson Corp.	249,854	49,816
	Anthem Inc.	129,454	48,260
*	Moderna Inc.	124,669	47,980
*	Waters Corp.	126,069	45,044
*	IQVIA Holdings Inc.	187,952	45,022
	Pfizer Inc.	945,112	40,649
	Abbott Laboratories	324,522	38,336
*	Laboratory Corp. of America Holdings	121,893	34,306
*	Align Technology Inc.	48,845	32,503
*	Biogen Inc.	109,642	31,028
	Bristol-Myers Squibb Co.	521,489	30,856
	Cigna Corp.	153,227	30,670
	AbbVie Inc.	279,218	30,119
	Eli Lilly & Co.	119,002	27,495
*	Illumina Inc.	62,984	25,547
	Zoetis Inc.	123,822	24,039
*	IDEXX Laboratories Inc.	38,633	24,026
*	Vertex Pharmaceuticals Inc.	132,200	23,980
	Baxter International Inc.	296,040	23,810
*	Centene Corp.	349,587	21,783
*	Regeneron Pharmaceuticals Inc.	34,142	20,662
	Danaher Corp.	67,127	20,436
*	DaVita Inc.	170,359	19,806
	Cerner Corp.	260,770	18,389
	Amgen Inc.	85,225	18,123
	Becton Dickinson and Co.	63,980	15,728

Growth and Income Fund
		Shares	Market Value• ($000)
*	Edwards Lifesciences Corp.	138,347	15,662
	Humana Inc.	40,114	15,610
*	Intuitive Surgical Inc.	15,450	15,360
*	Mettler-Toledo International Inc.	10,000	13,774
	AmerisourceBergen Corp. Class A	108,041	12,905
	Gilead Sciences Inc.	174,646	12,199
	Zimmer Biomet Holdings Inc.	77,600	11,358
	Cardinal Health Inc.	222,100	10,985
	PerkinElmer Inc.	60,956	10,563
*	Hologic Inc.	127,310	9,397
	ResMed Inc.	31,860	8,397
	AstraZeneca plc ADR	125,600	7,544
*	Incyte Corp.	102,403	7,043
	Organon & Co.	202,331	6,634
*	Henry Schein Inc.	80,700	6,146
	DENTSPLY SIRONA Inc.	102,964	5,977
*	ABIOMED Inc.	16,633	5,414
	Quest Diagnostics Inc.	34,714	5,044
*	ACADIA Pharmaceuticals Inc.	297,400	4,940
*	DexCom Inc.	8,500	4,648
	Bruker Corp.	57,600	4,499
*	Sage Therapeutics Inc.	94,300	4,178
	Viatris Inc.	257,900	3,495
*	Amedisys Inc.	14,901	2,222
	West Pharmaceutical Services Inc.	4,706	1,998
*	Molina Healthcare Inc.	5,700	1,546
*	Myriad Genetics Inc.	46,100	1,489
	Owens & Minor Inc.	43,100	1,349
*	Sorrento Therapeutics Inc.	176,700	1,348
	STERIS plc	6,300	1,287
*	Allscripts Healthcare Solutions Inc.	85,824	1,147
*	Charles River Laboratories International Inc.	2,661	1,098
*	Lexicon Pharmaceuticals Inc.	201,408	969
*,1	Inovio Pharmaceuticals Inc.	130,400	934
*	Exelixis Inc.	41,900	886
	Bio-Techne Corp.	1,700	824
*	Tenet Healthcare Corp.	10,200	678
	Patterson Cos. Inc.	18,600	561
*	Triple-S Management Corp. Class B	15,493	548
*	Neogen Corp.	11,800	512
	Alcon Inc.	6,300	507
*	QIAGEN NV	9,600	496
*	Altimmune Inc.	42,500	481
*	Haemonetics Corp.	6,600	466
*,1	CEL-SCI Corp.	38,000	418
*	Brookdale Senior Living Inc.	63,903	403
	Encompass Health Corp.	4,949	371
*	Syndax Pharmaceuticals Inc.	19,049	364
*	Avantor Inc.	7,600	311
*	Halozyme Therapeutics Inc.	7,500	305
*	Taro Pharmaceutical Industries Ltd.	4,733	301
*	United Therapeutics Corp.	1,600	295
*	WaVe Life Sciences Ltd.	60,200	295
		Shares	Market Value• ($000)
*	Travere Thrapeutics Inc.	9,484	230
*	Eagle Pharmaceuticals Inc.	3,900	218
*	BioMarin Pharmaceutical Inc.	2,800	216
*,1	Humanigen Inc.	36,500	216
*,1	Evofem Biosciences Inc.	288,900	213
*	Apria Inc.	5,745	213
*	Theravance Biopharma Inc.	28,300	209
*	Ovid therapeutics Inc.	59,500	200
*	Ultragenyx Pharmaceutical Inc.	2,100	189
*	Lannett Co. Inc.	62,000	186
*	Vaxart Inc.	22,500	179
*	Gritstone bio Inc.	16,400	177
*,1	CureVac NV	3,200	175
*	Omeros Corp.	11,700	161
*	LHC Group Inc.	1,000	157
*	Fluidigm Corp.	23,700	156
*	Amicus Therapeutics Inc.	15,900	152
*	Vanda Pharmaceuticals Inc.	8,849	152
*	Novocure Ltd.	1,200	139
*	AcelRx Pharmaceuticals Inc.	134,904	138
*	Infinity Pharmaceuticals Inc.	40,300	138
*	Ortho Clinical Diagnostics Holdings plc Class H	7,400	137
*	Community Health Systems Inc.	11,500	135
*	Sotera Health Co.	4,800	126
*	La Jolla Pharmaceutical Co.	29,075	116
*	Rubius Therapeutics Inc.	6,100	109
*	Dynavax Technologies Corp.	5,600	108
*	Shockwave Medical Inc.	500	103
*	Ironwood Pharmaceuticals Inc. Class A	7,100	93
*	Arrowhead Pharmaceuticals Inc.	1,300	81
*	Dicerna Pharmaceuticals Inc.	3,800	77
*	Tivity Health Inc.	3,200	74
*	Tricida Inc.	15,965	74
*	AnaptysBio Inc.	2,700	73
*	Accuray Inc.	18,139	72
*	Collegium Pharmaceutical Inc.	3,582	71
*	Guardant Health Inc.	542	68
*	Innoviva Inc.	3,600	60
*	agilon health Inc.	2,300	60
*	Homology Medicines Inc.	7,500	59
*	Ardelyx Inc.	43,307	57
*	AtriCure Inc.	800	56
*	Fate Therapeutics Inc.	900	53
*	TG Therapeutics Inc.	1,600	53
*	Heron Therapeutics Inc.	4,843	52
*	Vir Biotechnology Inc.	1,200	52
*	Tonix Pharmaceuticals Holding Corp.	86,200	52
*	CareDx Inc.	800	51
*	Atara Biotherapeutics Inc.	2,600	47
*	Pacira BioSciences Inc.	800	45
*	AngioDynamics Inc.	1,538	40

Growth and Income Fund
		Shares	Market Value• ($000)
*	MiMedx Group Inc.	6,500	39
*	Corbus Pharmaceuticals Holdings Inc.	35,900	37
*	Corcept Therapeutics Inc.	1,900	37
*	Seagen Inc.	200	34
*	Arcus Biosciences Inc.	959	33
*	Evolus Inc.	4,300	33
*	Retractable Technologies Inc.	2,984	33
*	Vocera Communications Inc.	700	32
*	Avanos Medical Inc.	1,000	31
*	Organogenesis Holdings Inc. Class A	2,200	31
*	Aytu BioPharma Inc.	10,600	31
*	Essa Pharma Inc.	3,900	31
*	Orgenesis Inc.	6,075	30
*	Maravai LifeSciences Holdings Inc. Class A	600	29
*	Convey Holding Parent Inc.	3,294	28
*	InfuSystem Holdings Inc.	1,900	25
*	Alkermes plc	700	22
*	Bio-Rad Laboratories Inc. Class A	28	21
*	PTC Therapeutics Inc.	500	19
*	Recro Pharma Inc.	9,264	19
*	Cerus Corp.	3,000	18
*	PPD Inc.	300	14
*	Akoya Biosciences Inc.	999	14
*	Catalyst Pharmaceuticals Inc.	2,500	13
*	Lineage Cell Therapeutics Inc.	5,094	13
*	ICON plc	47	12
*	Avid Bioservices Inc.	500	11
*	Repligen Corp.	39	11
*	Assertio Holdings Inc.	12,273	11
*	EyePoint Pharmaceuticals Inc.	1,000	10
*	Aclaris Therapeutics Inc.	500	9
*	Odonate Therapeutics Inc.	3,230	9
*	Radius Health Inc.	700	9
*	Rigel Pharmaceuticals Inc.	2,173	8
*	Heat Biologics Inc.	1,100	7
*	Rain Therapeutics Inc.	435	7
*	CorVel Corp.	30	6
*	Medpace Holdings Inc.	32	6
*	Agile Therapeutics Inc.	6,100	6
*	Alnylam Pharmaceuticals Inc.	29	5
*	Denali Therapeutics Inc.	100	5
*	GlycoMimetics Inc.	2,200	5
*	Surmodics Inc.	98	5
*	Varex Imaging Corp.	181	5
*	Viemed Healthcare Inc.	914	5
*	Aveanna Healthcare Holdings Inc.	657	5
*	Exact Sciences Corp.	45	4
	Hill-Rom Holdings Inc.	26	4
*	Oncocyte Corp.	1,200	4
*	Penumbra Inc.	13	3
*	Tandem Diabetes Care Inc.	26	3
*	Zogenix Inc.	168	3
*	Envista Holdings Corp.	81	3
		Shares	Market Value• ($000)
*	Accelerate Diagnostics Inc.	300	2
*	Cara Therapeutics Inc.	106	2
*	ChemoCentryx Inc.	100	2
*	Enzo Biochem Inc.	500	2
*	FONAR Corp.	100	2
*	Integer Holdings Corp.	24	2
*	Minerva Neurosciences Inc.	1,100	2
*	Nektar Therapeutics Class A	100	2
*	NextGen Healthcare Inc.	118	2
*	Optinose Inc.	600	2
*	Pacific Biosciences of California Inc.	70	2
*	Palatin Technologies Inc.	5,578	2
*	Selecta Biosciences Inc.	400	2
*	Pulse Biosciences Inc.	100	2
*	Pieris Pharmaceuticals Inc.	300	2
*	CRISPR Therapeutics AG	16	2
*	PDS Biotechnology Corp.	165	2
*	Liquidia Corp.	599	2
*	Gamida Cell Ltd.	428	2
*	Immunovant Inc.	180	2
*	ProQR Therapeutics NV	205	2
*	LifeStance Health Group Inc.	167	2
*	Abeona Therapeutics Inc.	700	1
*	Aeglea BioTherapeutics Inc.	100	1
*	Agenus Inc.	200	1
*	Akebia Therapeutics Inc.	498	1
*	Amneal Pharmaceuticals Inc.	200	1
*	Athenex Inc.	173	1
*	BioCryst Pharmaceuticals Inc.	100	1
*	BioDelivery Sciences International Inc.	400	1
*	Boston Scientific Corp.	22	1
*	CTI BioPharma Corp.	200	1
*	Calithera Biosciences Inc.	300	1
*	Change Healthcare Inc.	57	1
*	Chimerix Inc.	100	1
*	Coherus Biosciences Inc.	38	1
*	Concert Pharmaceuticals Inc.	391	1
*	Cutera Inc.	32	1
*	Cymabay Therapeutics Inc.	376	1
*	CytomX Therapeutics Inc.	200	1
*	Eiger BioPharmaceuticals Inc.	100	1
*	Flexion Therapeutics Inc.	100	1
*	ImmunoGen Inc.	194	1
*	Invacare Corp.	200	1
*	Jounce Therapeutics Inc.	100	1
*	Karyopharm Therapeutics Inc.	100	1
*	Kura Oncology Inc.	33	1
	LeMaitre Vascular Inc.	27	1
*	MediciNova Inc.	200	1
*	Meridian Bioscience Inc.	50	1
*	Mersana Therapeutics Inc.	100	1
*	Natus Medical Inc.	30	1
*	OraSure Technologies Inc.	100	1
*	Puma Biotechnology Inc.	100	1

Growth and Income Fund
		Shares	Market Value• ($000)
*	Sangamo Therapeutics Inc.	100	1
*	Sientra Inc.	206	1
*	Spectrum Pharmaceuticals Inc.	400	1
*	Tactile Systems Technology Inc.	14	1
*	vTv Therapeutics Inc. Class A	406	1
*	Voyager Therapeutics Inc.	200	1
*	Xeris Pharmaceuticals Inc.	400	1
*	iCAD Inc.	100	1
*	NextCure Inc.	200	1
*	SmileDirectClub Inc.	239	1
*	Tyme Technologies Inc.	600	1
*	MeiraGTx Holdings plc	100	1
*	Aquestive Therapeutics Inc.	181	1
*	Affimed NV	100	1
*	Bellicum Pharmaceuticals Inc.	175	1
*	Precigen Inc.	200	1
*	Strongbridge Biopharma plc	335	1
*	Genocea Biosciences Inc.	300	1
*	IMARA Inc.	160	1
*	Marinus Pharmaceuticals Inc.	125	1
*	Chinook Therapeutics Inc.	67	1
*	Cronos Group Inc.	200	1
*	Xenon Pharmaceuticals Inc.	62	1
*	Compugen Ltd.	193	1
*	Acumen Pharmaceuticals Inc.	100	1
*	Adverum Biotechnologies Inc.	100	—
*	Assembly Biosciences Inc.	80	—
*	Calyxt Inc.	41	—
*	Clovis Oncology Inc.	100	—
*	Computer Programs and Systems Inc.	5	—
*	Durect Corp.	100	—
*	ElectroCore Inc.	386	—
*	Fortress Biotech Inc.	100	—
*	Galectin Therapeutics Inc.	100	—
*	Insmed Inc.	6	—
*	MannKind Corp.	100	—
*	Paratek Pharmaceuticals Inc.	100	—
*	PolarityTE Inc.	283	—
*	Rockwell Medical Inc.	436	—
	Select Medical Holdings Corp.	4	—
*	Seres Therapeutics Inc.	22	—
*	Sesen Bio Inc.	300	—
*	Syros Pharmaceuticals Inc.	100	—
*,2	Alder Biopharmaceuticals CVR Exp.12/31/21	200	—
*	Arbutus Biopharma Corp.	100	—
*	Baudax Bio Inc.	4	—
*	Five Star Senior Living Inc.	6	—
*	VBI Vaccines Inc.	100	—
		Shares	Market Value• ($000)
*	Neoleukin Therapeutics Inc.	15	—
*	Surgalign Holdings Inc.	195	—
*	Quotient Ltd.	200	—
*	Aptinyx Inc. Class A	200	—
*	VYNE Therapeutics Inc.	84	—
			1,710,197
Industrials (7.0%)
	United Parcel Service Inc. Class B	377,107	68,671
	Illinois Tool Works Inc.	281,426	58,151
	Union Pacific Corp.	254,290	49,843
	Deere & Co.	134,835	45,179
	Lockheed Martin Corp.	128,458	44,331
	3M Co.	232,778	40,834
	Republic Services Inc. Class A	325,626	39,095
	Dover Corp.	241,038	37,481
	Otis Worldwide Corp.	444,022	36,534
	Northrop Grumman Corp.	86,683	31,219
	Trane Technologies plc	163,108	28,161
	FedEx Corp.	127,526	27,965
	Caterpillar Inc.	135,461	26,004
	Cummins Inc.	111,346	25,004
	Allegion plc	185,632	24,537
	Carrier Global Corp.	472,844	24,474
	WW Grainger Inc.	62,105	24,411
	Old Dominion Freight Line Inc.	82,088	23,476
*	United Rentals Inc.	62,484	21,928
	Norfolk Southern Corp.	72,707	17,395
	Fortive Corp.	203,340	14,350
	Johnson Controls International plc	205,687	14,003
	AMETEK Inc.	101,600	12,599
	A O Smith Corp.	193,814	11,836
	PACCAR Inc.	140,400	11,080
	Robert Half International Inc.	109,578	10,994
	Nielsen Holdings plc	572,361	10,984
	Parker-Hannifin Corp.	39,003	10,906
	Honeywell International Inc.	48,056	10,201
	Fastenal Co.	175,700	9,068
	JB Hunt Transport Services Inc.	52,425	8,767
	Emerson Electric Co.	87,015	8,197
	Rollins Inc.	220,550	7,792
*	Alaska Air Group Inc.	104,271	6,110
	General Electric Co.	55,900	5,759
	Raytheon Technologies Corp.	63,500	5,458
	L3Harris Technologies Inc.	19,400	4,273
	Expeditors International of Washington Inc.	33,089	3,942
	Waste Connections Inc. (XTSE)	27,402	3,451
	Stanley Black & Decker Inc.	18,361	3,219
	Fortune Brands Home & Security Inc.	33,893	3,031
	IHS Markit Ltd.	25,700	2,997
	Allison Transmission Holdings Inc.	83,700	2,956
*	CACI International Inc. Class A	10,300	2,700
	Equifax Inc.	9,930	2,516

Growth and Income Fund
		Shares	Market Value• ($000)
	Huntington Ingalls Industries Inc.	12,900	2,490
*	Delta Air Lines Inc.	52,388	2,232
	CSX Corp.	61,000	1,814
	Howmet Aerospace Inc.	52,466	1,637
	nVent Electric plc	45,700	1,478
	Quanta Services Inc.	12,627	1,437
	Graco Inc.	15,900	1,113
	Acuity Brands Inc.	6,100	1,058
	Rockwell Automation Inc.	3,398	999
	MSA Safety Inc.	6,425	936
	Snap-on Inc.	4,100	857
	CNH Industrial NV	50,800	844
	General Dynamics Corp.	4,200	823
*	Mercury Systems Inc.	16,900	801
*	IAA Inc.	13,500	737
*	Generac Holdings Inc.	1,800	736
*	Resideo Technologies Inc.	25,400	630
	Werner Enterprises Inc.	14,100	624
	Masco Corp.	10,200	567
	TransUnion	4,800	539
*	Great Lakes Dredge & Dock Corp.	34,000	513
*	Upwork Inc.	11,400	513
	Knight-Swift Transportation Holdings Inc.	10,000	512
*	Plug Power Inc.	19,800	506
*	FuelCell Energy Inc.	70,600	472
	Pitney Bowes Inc.	59,815	431
*	Avis Budget Group Inc.	3,600	419
	Moog Inc. Class A	4,781	364
	Lindsay Corp.	2,200	334
	Oshkosh Corp.	3,138	321
	Watsco Inc.	1,209	320
	ArcBest Corp.	3,848	315
*	Boeing Co.	1,400	308
*	American Airlines Group Inc.	14,600	300
	Xylem Inc.	2,099	260
*	AECOM	4,000	253
*	Manitowoc Co. Inc.	10,100	216
*	Allegiant Travel Co.	1,000	196
	Healthcare Services Group Inc.	7,700	192
	ManTech International Corp. Class A	2,471	188
	REV Group Inc.	8,900	153
	Westinghouse Air Brake Technologies Corp.	1,700	147
*	Beacon Roofing Supply Inc.	3,000	143
*	Ingersoll Rand Inc.	2,500	126
	Trinity Industries Inc.	4,500	122
*	Gates Industrial Corp. plc	6,668	109
*	KAR Auction Services Inc.	6,400	105
*	Tutor Perini Corp.	7,400	96
	Owens Corning	1,100	94
*	AeroVironment Inc.	1,000	86
	GrafTech International Ltd.	8,100	84
*	Atlas Air Worldwide Holdings Inc.	1,000	82
	Steelcase Inc. Class A	6,400	81
*	American Superconductor Corp.	5,500	80
*	Fluor Corp.	4,720	75
		Shares	Market Value• ($000)
	Macquarie Infrastructure Holdings LLC	1,751	71
	Nordson Corp.	299	71
*	JELD-WEN Holding Inc.	2,800	70
*	AZEK Co. Inc. Class A	1,900	69
*	Astronics Corp.	4,700	66
	Regal Beloit Corp.	424	64
	Maxar Technologies Inc.	2,100	59
*	American Woodmark Corp.	861	56
	ESCO Technologies Inc.	701	54
*	AAR Corp.	1,600	52
	Barnes Group Inc.	1,201	50
	Matthews International Corp. Class A	1,400	49
*	Stericycle Inc.	700	48
*	Yellow Corp.	8,500	48
*	Quad/Graphics Inc.	11,041	47
	Arcosa Inc.	889	45
*	Northwest Pipe Co.	1,847	44
	Schneider National Inc. Class B	1,600	36
*	JetBlue Airways Corp.	2,200	34
*	Mayville Engineering Co. Inc.	1,801	34
	GFL Environmental Inc. (XTSE)	900	33
	Greenbrier Cos. Inc.	739	32
*	TrueBlue Inc.	1,192	32
	Air Lease Corp. Class A	790	31
	Herman Miller Inc.	800	30
	Eaton Corp. plc	200	30
	Lennox International Inc.	95	28
	Rush Enterprises Inc. Class A	600	27
	Kelly Services Inc. Class A	1,326	25
	ManpowerGroup Inc.	200	22
*	GP Strategies Corp.	1,024	21
	Heartland Express Inc.	1,300	21
	Kaman Corp.	600	21
*	Spirit Airlines Inc.	700	18
*	Meritor Inc.	800	17
	Omega Flex Inc.	100	14
*	Babcock & Wilcox Enterprises Inc.	1,900	12
*	FTI Consulting Inc.	87	12
	HNI Corp.	300	11
	ZIM Integrated Shipping Services Ltd.	200	10
*	BrightView Holdings Inc.	637	9
	Atlas Corp.	600	9
	EnPro Industries Inc.	82	7
*	TransDigm Group Inc.	7	4
*	CBIZ Inc.	91	3
*	Cornerstone Building Brands Inc.	198	3
*	L B Foster Co. Class A	194	3
	LSI Industries Inc.	400	3
*	Middleby Corp.	20	3
	Tetra Tech Inc.	23	3
*	WESCO International Inc.	23	3
	ARC Document Solutions Inc.	857	3
*	Sun Country Airlines Holdings Inc.	83	3
	AZZ Inc.	41	2

Growth and Income Fund
		Shares	Market Value• ($000)
	Aerojet Rocketdyne Holdings Inc.	38	2
	Brady Corp. Class A	38	2
*	CECO Environmental Corp.	225	2
	CH Robinson Worldwide Inc.	24	2
*	DXP Enterprises Inc.	57	2
*	Evoqua Water Technologies Corp.	63	2
*	Forrester Research Inc.	40	2
*	Hawaiian Holdings Inc.	76	2
*	Hexcel Corp.	27	2
	Interface Inc. Class A	100	2
	Marten Transport Ltd.	150	2
*	Matrix Service Co.	192	2
*	Radiant Logistics Inc.	282	2
	Resources Connection Inc.	112	2
*	Team Inc.	800	2
*	Titan Machinery Inc.	66	2
*	USA Truck Inc.	124	2
	Universal Logistics Holdings Inc.	86	2
	Wabash National Corp.	100	2
	Luxfer Holdings plc	94	2
	ACCO Brands Corp.	204	2
	Canadian Pacific Railway Ltd.	30	2
*	Acacia Research Corp.	200	1
*	CoreCivic Inc.	99	1
	Kimball International Inc. Class B	132	1
*	MRC Global Inc.	147	1
*	Masonite International Corp.	6	1
*	Mistras Group Inc.	100	1
*	NOW Inc.	146	1
*	Orion Group Holdings Inc.	200	1
*	Titan International Inc.	100	1
	Caesarstone Ltd.	62	1
*	Corp. America Airports SA	200	1
	Pangaea Logistics Solutions Ltd.	200	1
*	Armstrong Flooring Inc.	25	—
*	Covenant Logistics Group Inc. Class A	14	—
*	Energous Corp.	142	—
	Rexnord Corp.	3	—
*	SkyWest Inc.	4	—
*	Southwest Airlines Co.	8	—
	Shyft Group Inc.	1	—
*	Ideanomics Inc.	100	—
*	Westport Fuel Systems Inc.	100	—
	Eneti Inc.	2	—
			914,378
Information Technology (27.5%)
	Apple Inc.	5,574,374	788,774
	Microsoft Corp.	2,779,664	783,643
	QUALCOMM Inc.	1,040,852	134,249
	NVIDIA Corp.	640,665	132,720
*	Adobe Inc.	207,339	119,369
	Accenture plc Class A	339,965	108,762
	Intel Corp.	1,750,414	93,262
	Mastercard Inc. Class A	266,975	92,822
	Texas Instruments Inc.	429,532	82,560
		Shares	Market Value• ($000)
	Visa Inc. Class A	335,687	74,774
*	Advanced Micro Devices Inc.	695,468	71,564
*	Gartner Inc.	216,103	65,669
	International Business Machines Corp.	445,429	61,883
*	salesforce.com Inc.	208,884	56,654
	Cisco Systems Inc.	1,019,429	55,488
	HP Inc.	2,003,338	54,811
*	PayPal Holdings Inc.	176,501	45,927
	Applied Materials Inc.	338,010	43,512
*	Fortinet Inc.	128,396	37,497
	Lam Research Corp.	65,727	37,409
	Cognizant Technology Solutions Corp. Class A	472,832	35,089
	Oracle Corp.	397,148	34,604
*	Autodesk Inc.	110,920	31,631
*	Cadence Design Systems Inc.	204,527	30,974
*	Western Digital Corp.	521,462	29,431
*	Qorvo Inc.	171,128	28,611
*	Synopsys Inc.	95,212	28,507
*	ServiceNow Inc.	45,300	28,189
*	VeriSign Inc.	125,960	25,823
	CDW Corp.	129,711	23,610
*	Arista Networks Inc.	67,160	23,079
	NXP Semiconductors NV	111,640	21,867
	KLA Corp.	55,343	18,513
	Skyworks Solutions Inc.	103,160	16,999
	Broadcom Inc.	34,739	16,846
	Micron Technology Inc.	230,193	16,339
	Vontier Corp.	486,100	16,333
	Analog Devices Inc.	93,032	15,581
	Motorola Solutions Inc.	60,431	14,039
	Global Payments Inc.	80,120	12,625
	Teradyne Inc.	96,300	10,513
	Western Union Co.	515,780	10,429
*	DXC Technology Co.	303,566	10,203
	Citrix Systems Inc.	93,700	10,061
	Jack Henry & Associates Inc.	55,288	9,071
	Xilinx Inc.	59,842	9,036
	NetApp Inc.	95,907	8,609
*	F5 Networks Inc.	40,450	8,041
*	Crowdstrike Holdings Inc. Class A	30,100	7,398
*	Keysight Technologies Inc.	42,400	6,966
*	Zoom Video Communications Inc. Class A	22,700	5,936
	Fidelity National Information Services Inc.	44,528	5,418
*	FleetCor Technologies Inc.	17,570	4,591
	NortonLifeLock Inc.	172,915	4,375
	Intuit Inc.	7,813	4,215
*	Atlassian Corp. plc Class A	10,700	4,188
	Microchip Technology Inc.	26,555	4,076
	Amphenol Corp. Class A	43,787	3,207
*	EPAM Systems Inc.	4,900	2,795
*	StoneCo. Ltd. Class A	75,900	2,635
*	Trimble Inc.	30,752	2,529
*	Square Inc. Class A	10,300	2,470
*	Tyler Technologies Inc.	5,380	2,468
	Xerox Holdings Corp.	107,700	2,172
	InterDigital Inc.	31,500	2,136
*	SunPower Corp.	92,700	2,102

Growth and Income Fund
		Shares	Market Value• ($000)
	Paychex Inc.	18,002	2,024
*	FireEye Inc.	96,011	1,709
	Hewlett Packard Enterprise Co.	110,729	1,578
*	Workiva Inc. Class A	11,000	1,551
*	Rambus Inc.	68,800	1,527
*	Tower Semiconductor Ltd.	50,700	1,516
*	Enphase Energy Inc.	10,100	1,515
*	Palantir Technologies Inc. Class A	51,293	1,233
*	Synaptics Inc.	6,600	1,186
	Cognex Corp.	14,700	1,179
*	Bill.Com Holdings Inc.	3,889	1,038
*	Akamai Technologies Inc.	8,600	899
*	Fair Isaac Corp.	2,190	871
*	DocuSign Inc. Class A	3,000	772
*	Black Knight Inc.	10,100	727
*	Zebra Technologies Corp. Class A	1,400	722
*	Palo Alto Networks Inc.	1,500	719
*	Paycom Software Inc.	1,300	644
*	3D Systems Corp.	22,388	617
*	Box Inc. Class A	22,400	530
*	Ambarella Inc.	3,400	530
*	Dropbox Inc. Class A	16,700	488
*	Semtech Corp.	6,000	468
*	Teradata Corp.	8,100	465
	Kulicke & Soffa Industries Inc.	7,600	443
*	Unisys Corp.	17,600	442
*	Five9 Inc.	2,700	431
	Bentley Systems Inc. Class B	6,600	400
*	Cirrus Logic Inc.	4,700	387
	Avnet Inc.	9,300	344
	Juniper Networks Inc.	11,400	314
	SS&C Technologies Holdings Inc.	4,500	312
	SYNNEX Corp.	2,579	268
*	Cerence Inc.	1,900	183
	McAfee Corp.Class A	8,200	181
*	CommScope Holding Co. Inc.	12,900	175
	CMC Materials Inc.	1,400	173
	Vishay Intertechnology Inc.	8,508	171
*	Silicon Laboratories Inc.	1,000	140
*,1	Exela Technologies Inc.	69,900	136
	Logitech International SA (Registered)	1,500	132
*	Cognyte Software Ltd.	5,500	113
*	Lumentum Holdings Inc.	1,200	100
*	Pure Storage Inc. Class A	3,700	93
*	ACI Worldwide Inc.	2,900	89
*	Verint Systems Inc.	1,900	85
*	FormFactor Inc.	2,200	82
*	Avid Technology Inc.	2,801	81
	Hollysys Automation Technologies Ltd.	3,800	79
*	Blackline Inc.	638	75
*	TTM Technologies Inc.	6,000	75
*	Conduent Inc.	10,900	72
*	New Relic Inc.	1,000	72
*	Bottomline Technologies DE Inc.	1,800	71
	Badger Meter Inc.	651	66
		Shares	Market Value• ($000)
*	Grid Dynamics Holdings Inc.	2,230	65
	Hackett Group Inc.	3,000	59
	SolarWinds Corp.	3,550	59
	Sapiens International Corp. NV	1,812	52
*	Ciena Corp.	1,000	51
	National Instruments Corp.	1,300	51
*	Celestica Inc.	5,600	50
*	Allegro MicroSystems Inc.	1,500	48
*	Extreme Networks Inc.	4,800	47
*	Stratasys Ltd.	2,100	45
*	N-Able Inc.	2,900	36
*	Photronics Inc.	2,500	34
*	Qualys Inc.	300	33
*	Veeco Instruments Inc.	1,400	31
*	Tenable Holdings Inc.	448	21
*	Momentive Global Inc.	900	18
*	Digi International Inc.	800	17
*	GreenSky Inc. Class A	1,400	16
*	Digimarc Corp.	400	14
*	Kopin Corp.	2,750	14
*	PDF Solutions Inc.	600	14
	Ebix Inc.	500	13
*	Inseego Corp.	2,000	13
	Ituran Location and Control Ltd.	500	13
*	SEMrush Holdings Inc. Class A	570	13
*	Daktronics Inc.	2,096	11
*	NetScout Systems Inc.	416	11
*	Cloudflare Inc. Class A	100	11
	NVE Corp.	149	10
*	Intrusion Inc.	2,537	10
*	Nova Ltd.	100	10
	Broadridge Financial Solutions Inc.	51	9
*	Turtle Beach Corp.	300	8
	QAD Inc. Class A	75	7
	Amdocs Ltd.	87	7
*	Park City Group Inc.	1,200	7
*	Alkami Technology Inc.	303	7
*	ePlus Inc.	57	6
*	Euronet Worldwide Inc.	45	6
	Information Services Group Inc.	800	6
*	Paysign Inc.	2,300	6
*	KVH Industries Inc.	508	5
*	Check Point Software Technologies Ltd.	42	5
*	LiveRamp Holdings Inc.	86	4
*	Zendesk Inc.	32	4
	ADTRAN Inc.	157	3
*	Diebold Nixdorf Inc.	300	3
*	Digital Turbine Inc.	40	3
*	Impinj Inc.	50	3
*	Knowles Corp.	186	3
*	Mitek Systems Inc.	137	3
*	Model N Inc.	94	3
*	ScanSource Inc.	100	3
*	SMART Global Holdings Inc.	73	3
	American Software Inc. Class A	100	2
*	Cornerstone OnDemand Inc.	37	2

Growth and Income Fund
		Shares	Market Value• ($000)
*	Evo Payments Inc. Class A	81	2
*	eGain Corp.	174	2
*	Harmonic Inc.	200	2
*	Infinera Corp.	190	2
	Switch Inc. Class A	74	2
*	Verra Mobility Corp. Class A	100	2
*	Viavi Solutions Inc.	100	2
*	Vonage Holdings Corp.	100	2
*	Zuora Inc. Class A	100	2
*	Flex Ltd.	100	2
*	IEC Electronics Corp.	138	2
*	Net 1 UEPS Technologies Inc.	372	2
*	Paysafe Ltd.	197	2
*	Applied Optoelectronics Inc.	200	1
*	Arlo Technologies Inc.	200	1
*	Asure Software Inc.	75	1
	Benchmark Electronics Inc.	55	1
*	Benefitfocus Inc.	100	1
*	CalAmp Corp.	100	1
*	Casa Systems Inc.	100	1
*	Ceridian HCM Holding Inc.	8	1
*	Iteris Inc.	151	1
*	MoneyGram International Inc.	100	1
*	NeoPhotonics Corp.	100	1
*	Ribbon Communications Inc.	100	1
*	Smartsheet Inc. Class A	14	1
*	ViaSat Inc.	26	1
*	Zix Corp.	100	1
*	Tufin Software Technologies Ltd.	105	1
*	A10 Networks Inc.	26	—
*	Axcelis Technologies Inc.	10	—
*	Calix Inc.	9	—
*	Eastman Kodak Co.	29	—
*	8x8 Inc.	5	—
*	Immersion Corp.	2	—
*	VirnetX Holding Corp.	100	—
*	Vishay Precision Group Inc.	2	—
*	Yext Inc.	7	—
*	Maxeon Solar Technologies Ltd.	12	—
*	Sierra Wireless Inc.	15	—
			3,587,022
Materials (2.1%)
	Dow Inc.	564,704	32,504
	Nucor Corp.	283,571	27,929
	CF Industries Holdings Inc.	479,787	26,782
	Avery Dennison Corp.	95,451	19,778
	Freeport-McMoRan Inc.	587,742	19,119
	Sealed Air Corp.	337,917	18,514
	Linde plc	59,203	17,369
	LyondellBasell Industries NV Class A	172,633	16,202
	Sherwin-Williams Co.	51,600	14,434
	DuPont de Nemours Inc.	152,600	10,375
	Mosaic Co.	219,614	7,845
	Amcor plc	630,890	7,312
		Shares	Market Value• ($000)
	International Paper Co.	127,800	7,147
	Ecolab Inc.	32,400	6,759
	Corteva Inc.	150,600	6,337
	Steel Dynamics Inc.	99,500	5,819
	Packaging Corp. of America	23,597	3,243
	Huntsman Corp.	101,392	3,000
	Barrick Gold Corp. (XTSE)	132,800	2,397
	Commercial Metals Co.	67,100	2,044
	FMC Corp.	20,138	1,844
	Celanese Corp. Class A	12,078	1,819
	Reliance Steel & Aluminum Co.	11,900	1,695
	Westlake Chemical Corp.	17,500	1,595
	U.S. Steel Corp.	64,700	1,421
	Agnico Eagle Mines Ltd.	24,100	1,250
	Westrock Co.	17,900	892
	Ball Corp.	7,700	693
*	Allegheny Technologies Inc.	38,600	642
*	Ingevity Corp.	6,000	428
	Warrior Met Coal Inc.	15,376	358
	Louisiana-Pacific Corp.	5,600	344
*	Arconic Corp.	9,600	303
	Sonoco Products Co.	4,600	274
	Eastman Chemical Co.	2,300	232
	Valvoline Inc.	5,700	178
*	Ramaco Resources Inc.	9,000	111
	Resolute Forest Products Inc.	6,400	76
*	LSB Industries Inc.	6,096	62
	Kirkland Lake Gold Ltd.	1,098	46
	American Vanguard Corp.	2,401	36
	Hecla Mining Co.	4,600	25
*	Diversey Holdings Ltd.	1,500	24
	Myers Industries Inc.	771	15
	Glatfelter Corp.	1,000	14
	Ryerson Holding Corp.	549	12
	FutureFuel Corp.	1,500	11
	SunCoke Energy Inc.	1,700	11
	Neenah Inc.	100	5
	Haynes International Inc.	95	4
	Southern Copper Corp.	63	4
	Innospec Inc.	35	3
	Verso Corp. Class A	123	3
	Avient Corp.	69	3
*	Intrepid Potash Inc.	101	3
	Mercer International Inc.	300	3
	Yamana Gold Inc.	400	2
*	Ferroglobe plc	275	2
	ICL Group Ltd.	227	2
	PQ Group Holdings Inc.	130	2
*	Advanced Emissions Solutions Inc.	191	1
	Chemours Co.	44	1
*	Flotek Industries Inc.	653	1
	Tredegar Corp.	100	1
	Tronox Holdings plc Class A	42	1
*	O-I Glass Inc.	100	1
	Kinross Gold Corp.	100	1
	Osisko Gold Royalties Ltd.	100	1
*	Pretium Resources Inc.	146	1
*	Novagold Resources Inc.	100	1
*	Orion Engineered Carbons SA	80	1
*	Equinox Gold Corp.	200	1

Growth and Income Fund
		Shares	Market Value• ($000)
	First Majestic Silver Corp.	100	1
*	Gold Standard Ventures Corp.	1,776	1
	Nexa Resources SA	116	1
	Alamos Gold Inc. Class A	200	1
*	Cleveland-Cliffs Inc.	20	—
*	IAMGOLD Corp.	100	—
			269,372
Other (0.2%)
	SPDR S&P 500 ETF Trust	71,600	30,727
*,2	Aduro Biotech Inc.	67	—
*,2	Contra Pfenex Inc.	200	—
*,2	Achillion Pharma CVR Alexion Pharmaceuticals Inc.	400	—
*,2	Ferroglobe Unit	48,731	—
			30,727
Real Estate (2.4%)
	Regency Centers Corp.	668,041	44,979
	Simon Property Group Inc.	257,629	33,484
	American Tower Corp.	104,600	27,762
	Extra Space Storage Inc.	157,439	26,448
	Public Storage	83,250	24,734
	Iron Mountain Inc.	552,128	23,990
*	CBRE Group Inc. Class A	218,312	21,255
	Crown Castle International Corp.	104,100	18,043
	Kimco Realty Corp.	650,889	13,506
	Ventas Inc.	242,856	13,408
	Federal Realty Investment Trust	104,357	12,313
	Realty Income Corp.	114,729	7,441
	Apartment Income REIT Corp.	139,200	6,794
	Weyerhaeuser Co.	178,953	6,365
	Healthpeak Properties Inc.	144,200	4,828
	Welltower Inc.	40,000	3,296
	SBA Communications Corp. Class A	8,800	2,909
*	Host Hotels & Resorts Inc.	162,478	2,653
	Equity Residential	28,000	2,266
	American Homes 4 Rent Class A	57,959	2,209
	AvalonBay Communities Inc.	9,555	2,118
	VICI Properties Inc.	53,900	1,531
	Vornado Realty Trust	29,605	1,244
	CubeSmart	21,700	1,051
	Duke Realty Corp.	21,300	1,020
	Mid-America Apartment Communities Inc.	5,452	1,018
	Invitation Homes Inc.	26,100	1,000
	National Retail Properties Inc.	22,400	967
	MGM Growth Properties LLC Class A	20,800	797
	Omega Healthcare Investors Inc.	26,400	791
*	Digitalbridge Group Inc.	77,660	468
	Life Storage Inc.	3,895	447
*	Park Hotels & Resorts Inc.	18,300	350
	VEREIT Inc.	7,700	348
		Shares	Market Value• ($000)
	Innovative Industrial Properties Inc.	1,500	347
	Spirit Realty Capital Inc.	6,800	313
	Service Properties Trust	22,900	257
	Prologis Inc.	1,627	204
	CareTrust REIT Inc.	8,800	179
*	Hersha Hospitality Trust Class A	16,597	155
*	Realogy Holdings Corp.	8,200	144
	Lexington Realty Trust	9,300	119
	Sabra Health Care REIT Inc.	6,400	94
*	Ashford Hospitality Trust Inc.	5,700	84
	Equity LifeStyle Properties Inc.	924	72
	CIM Commercial Trust Corp.	6,709	61
	Diversified Healthcare Trust	15,100	51
	iStar Inc.	1,600	40
	Kennedy-Wilson Holdings Inc.	1,517	32
	Physicians Realty Trust	1,700	30
	JBG SMITH Properties	900	27
*	Chatham Lodging Trust	1,600	20
	Armada Hoffler Properties Inc.	1,000	13
	First Industrial Realty Trust Inc.	69	4
	Sun Communities Inc.	23	4
	Urstadt Biddle Properties Inc. Class A	199	4
	City Office REIT Inc.	195	3
*	CorePoint Lodging Inc.	189	3
	National Storage Affiliates Trust	49	3
	Urban Edge Properties	171	3
	Acadia Realty Trust	98	2
	Alexander & Baldwin Inc.	100	2
*	DiamondRock Hospitality Co.	160	2
	GEO Group Inc.	200	2
	Getty Realty Corp.	56	2
	Monmouth Real Estate Investment Corp.	100	2
	RLJ Lodging Trust	100	2
	Retail Opportunity Investments Corp.	100	2
	Retail Value Inc.	70	2
	SITE Centers Corp.	100	2
*	Summit Hotel Properties Inc.	158	2
*	Cushman & Wakefield plc	100	2
	SL Green Realty Corp.	31	2
	Brandywine Realty Trust	100	1
	CorEnergy Infrastructure Trust Inc.	274	1
	Empire State Realty Trust Inc. Class A	100	1
	Gladstone Commercial Corp.	70	1
	Newmark Group Inc. Class A	100	1
	Plymouth Industrial REIT Inc.	46	1
	RMR Group Inc. Class A	40	1

Growth and Income Fund
		Shares	Market Value• ($000)
	Retail Properties of America Inc. Class A	100	1
*	Sunstone Hotel Investors Inc.	100	1
*	Altisource Portfolio Solutions SA	100	1
	Hudson Pacific Properties Inc.	6	—
	Outfront Media Inc.	2	—
	Apartment Investment and Management Co. Class A	18	—
			314,135
Utilities (1.5%)
	Dominion Energy Inc.	591,749	43,209
	Evergy Inc.	534,518	33,247
	AES Corp.	1,096,744	25,039
	DTE Energy Co.	212,078	23,691
	FirstEnergy Corp.	430,340	15,329
	Duke Energy Corp.	94,511	9,223
	Entergy Corp.	78,682	7,814
	CenterPoint Energy Inc.	277,712	6,832
	NRG Energy Inc.	159,725	6,521
	PPL Corp.	180,151	5,023
	CMS Energy Corp.	76,881	4,592
	WEC Energy Group Inc.	48,400	4,269
	American Electric Power Co. Inc.	26,294	2,134
	NextEra Energy Inc.	15,600	1,225
	Avangrid Inc.	24,502	1,191
	Southern Co.	17,600	1,091
	Sempra Energy	6,569	831
	Xcel Energy Inc.	9,300	581
	IDACORP Inc.	3,800	393
	Public Service Enterprise Group Inc.	3,600	219
	Alliant Energy Corp.	2,253	126
	MDU Resources Group Inc.	57	2
		Shares	Market Value• ($000)
	Via Renewables Inc. Class A	162	2
	Edison International	9	—
			192,584
Total Common Stocks (Cost $8,315,316)			12,740,136
Temporary Cash Investments (2.1%)
Money Market Fund (2.1%)
[3,4]	Vanguard Market Liquidity Fund, 0.068% (Cost $276,488)	2,765,954	276,595
Total Investments (99.9%) (Cost $8,591,804)			13,016,731
Other Assets and Liabilities—Net (0.1%)			9,188
Net Assets (100%)			13,025,919
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $4,401,000.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $4,676,000 was received for securities on loan, of which $4,518,000 is held in Vanguard Market Liquidity Fund and $158,000 is held in cash.
ADR—American Depositary Receipt.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	December 2021	1,268	272,477	(9,612)

See accompanying Notes, which are an integral part of the Financial Statements.

Growth and Income Fund
Statement of Assets and Liabilities
As of September 30, 2021

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $8,315,316)	12,740,136
Affiliated Issuers (Cost $276,488)	276,595
Total Investments in Securities	13,016,731
Investment in Vanguard	452
Cash	158
Cash Collateral Pledged—Futures Contracts	14,774
Receivables for Investment Securities Sold	25,493
Receivables for Accrued Income	9,911
Receivables for Capital Shares Issued	3,588
Total Assets	13,071,107
Liabilities
Due to Custodian	2,033
Payables for Investment Securities Purchased	23,740
Collateral for Securities on Loan	4,676
Payables to Investment Advisor	1,946
Payables for Capital Shares Redeemed	8,539
Payables to Vanguard	913
Variation Margin Payable—Futures Contracts	3,341
Total Liabilities	45,188
Net Assets	13,025,919
At September 30, 2021, net assets consisted of:

Paid-in Capital	6,993,457
Total Distributable Earnings (Loss)	6,032,462
Net Assets	13,025,919

Investor Shares—Net Assets
Applicable to 48,439,607 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,204,857
Net Asset Value Per Share—Investor Shares	$66.16

Admiral Shares—Net Assets
Applicable to 90,923,455 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	9,821,062
Net Asset Value Per Share—Admiral Shares	$108.01

See accompanying Notes, which are an integral part of the Financial Statements.

Growth and Income Fund
Statement of Operations

Year Ended September 30, 2021
($000)
Investment Income
Income
Dividends[1]	196,998
Interest[2]	279
Securities Lending—Net	246
Total Income	197,523
Expenses
Investment Advisory Fees—Note B
Basic Fee	12,105
Performance Adjustment	(600)
The Vanguard Group—Note C
Management and Administrative—Investor Shares	7,281
Management and Administrative—Admiral Shares	11,717
Marketing and Distribution—Investor Shares	207
Marketing and Distribution—Admiral Shares	293
Custodian Fees	154
Auditing Fees	29
Shareholders’ Reports—Investor Shares	56
Shareholders’ Reports—Admiral Shares	76
Trustees’ Fees and Expenses	11
Total Expenses	31,329
Net Investment Income	166,194
Realized Net Gain (Loss)
Investment Securities Sold[2]	1,849,326
Futures Contracts	84,440
Realized Net Gain (Loss)	1,933,766
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	1,212,568
Futures Contracts	(13,631)
Change in Unrealized Appreciation (Depreciation)	1,198,937
Net Increase (Decrease) in Net Assets Resulting from Operations	3,298,897
1	Dividends are net of foreign withholding taxes of $27,000.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $247,000, $5,000, and ($5,000), respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

Growth and Income Fund
Statement of Changes in Net Assets

	Year Ended September 30,
	2021 ($000)	2020 ($000)

Increase (Decrease) in Net Assets
Operations
Net Investment Income	166,194	185,256
Realized Net Gain (Loss)	1,933,766	486,613
Change in Unrealized Appreciation (Depreciation)	1,198,937	831,423
Net Increase (Decrease) in Net Assets Resulting from Operations	3,298,897	1,503,292
Distributions
Investor Shares	(191,602)	(121,067)
Admiral Shares	(572,128)	(362,694)
Total Distributions	(763,730)	(483,761)
Capital Share Transactions
Investor Shares	(225,705)	(346,621)
Admiral Shares	(1,148,490)	(79,597)
Net Increase (Decrease) from Capital Share Transactions	(1,374,195)	(426,218)
Total Increase (Decrease)	1,160,972	593,313
Net Assets
Beginning of Period	11,864,947	11,271,634
End of Period	13,025,919	11,864,947

See accompanying Notes, which are an integral part of the Financial Statements.

Growth and Income Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended September 30,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$54.15	$49.46	$52.17	$46.50	$42.16
Investment Operations
Net Investment Income[1]	.761	.787	.823	.711	.792
Net Realized and Unrealized Gain (Loss) on Investments	14.991	6.024	(.204)	7.650	6.346
Total from Investment Operations	15.752	6.811	.619	8.361	7.138
Distributions
Dividends from Net Investment Income	(.770)	(.815)	(.766)	(.668)	(.799)
Distributions from Realized Capital Gains	(2.972)	(1.306)	(2.563)	(2.023)	(1.999)
Total Distributions	(3.742)	(2.121)	(3.329)	(2.691)	(2.798)
Net Asset Value, End of Period	$66.16	$54.15	$49.46	$52.17	$46.50
Total Return[2]	30.22%	14.07%	2.21%	18.56%	17.66%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,205	$2,779	$2,860	$2,932	$2,982
Ratio of Total Expenses to Average Net Assets[3]	0.32%	0.32%	0.33%	0.33%	0.34%
Ratio of Net Investment Income to Average Net Assets	1.22%	1.57%	1.73%	1.45%	1.80%
Portfolio Turnover Rate	62%	58%	68%	83%	96%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of (0.00%), 0.00%, 0.01%, 0.00%, and 0.00%.

See accompanying Notes, which are an integral part of the Financial Statements.

Growth and Income Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended September 30,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$88.40	$80.74	$85.16	$75.93	$68.83
Investment Operations
Net Investment Income[1]	1.344	1.364	1.421	1.242	1.362
Net Realized and Unrealized Gain (Loss) on Investments	24.466	9.842	(.330)	12.473	10.384
Total from Investment Operations	25.810	11.206	1.091	13.715	11.746
Distributions
Dividends from Net Investment Income	(1.347)	(1.414)	(1.326)	(1.182)	(1.384)
Distributions from Realized Capital Gains	(4.853)	(2.132)	(4.185)	(3.303)	(3.262)
Total Distributions	(6.200)	(3.546)	(5.511)	(4.485)	(4.646)
Net Asset Value, End of Period	$108.01	$88.40	$80.74	$85.16	$75.93
Total Return[2]	30.34%	14.19%	2.32%	18.65%	17.81%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$9,821	$9,086	$8,412	$8,491	$7,015
Ratio of Total Expenses to Average Net Assets[3]	0.22%	0.22%	0.23%	0.23%	0.23%
Ratio of Net Investment Income to Average Net Assets	1.33%	1.66%	1.83%	1.55%	1.91%
Portfolio Turnover Rate	62%	58%	68%	83%	96%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of (0.00%), 0.00%, 0.01%, 0.00%, and 0.00%.

See accompanying Notes, which are an integral part of the Financial Statements.

Growth and Income Fund
Notes to Financial Statements
Vanguard Growth and Income Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended September 30, 2021, the fund’s average investments in long and short futures contracts represented 3% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

Growth and Income Fund
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow

Growth and Income Fund
money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended September 30, 2021, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	The investment advisory firms Los Angeles Capital Management LLC (formerly Los Angeles Capital Management and Equity Research, Inc.) and D. E. Shaw Investment Management, L.L.C., each provide investment advisory services to a portion of the fund for a fee calculated at an annual percentage rate of average net assets managed by the advisor. The basic fee of Los Angeles Capital Management LLC is subject to quarterly adjustments based on performance relative to the S&P 500 Index for the preceding five years. The basic fee of D. E. Shaw Investment Management, L.L.C., is subject to quarterly adjustments based on performance relative to the S&P 500 Index for the preceding three years.
Vanguard provides investment advisory services to a portion of the fund as described below; the fund paid Vanguard advisory fees of $1,395,000 for the year ended September 30, 2021.
For the year ended September 30, 2021, the aggregate investment advisory fee paid to all advisors represented an effective annual basic rate of 0.09% of the fund’s average net assets, before a net decrease of $600,000 (less than 0.01%) based on performance.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At September 30, 2021, the fund had contributed to Vanguard capital in the amount of

Growth and Income Fund
$452,000, representing less than 0.01% of the fund’s net assets and 0.18% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of September 30, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	12,740,070	66	—	12,740,136
Temporary Cash Investments	276,595	—	—	276,595
Total	13,016,665	66	—	13,016,731
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	9,612	—	—	9,612
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for passive foreign investment companies and distributions in connection with fund share redemptions were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	129,878
Total Distributable Earnings (Loss)	(129,878)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the deferral of losses from wash sales; the recognition of unrealized gains or losses from certain derivative contracts; and the recognition of unrealized gains

Growth and Income Fund
from passive foreign investment companies. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	493,665
Undistributed Long-Term Gains	1,155,670
Capital Loss Carryforwards	—
Qualified Late-Year Losses	—
Net Unrealized Gains (Losses)	4,383,127
The tax character of distributions paid was as follows:
	Year Ended September 30,
	2021 Amount ($000)	2020 Amount ($000)
Ordinary Income*	226,497	197,771
Long-Term Capital Gains	537,233	285,990
Total	763,730	483,761
*	Includes short-term capital gains, if any.
As of September 30, 2021, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	8,633,604
Gross Unrealized Appreciation	4,630,715
Gross Unrealized Depreciation	(247,588)
Net Unrealized Appreciation (Depreciation)	4,383,127
F.	During the year ended September 30, 2021, the fund purchased $7,588,251,000 of investment securities and sold $9,469,574,000 of investment securities, other than temporary cash investments.
The fund purchased securities from and sold securities to other funds or accounts managed by its investment advisor(s) or their affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended September 30, 2021, such purchases were $9,474,000 and sales were $0, resulting in net realized gain (loss) of $0; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.

Growth and Income Fund
G.	Capital share transactions for each class of shares were:

	Year Ended September 30,
	2021		2020
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	489,207	7,921	364,628	7,412
Issued in Lieu of Cash Distributions	183,127	3,204	116,087	2,281
Redeemed	(898,039)	(14,003)	(827,336)	(16,197)
Net Increase (Decrease)—Investor Shares	(225,705)	(2,878)	(346,621)	(6,504)
Admiral Shares
Issued	1,359,728	13,235	1,327,369	16,185
Issued in Lieu of Cash Distributions	530,177	5,686	339,569	4,090
Redeemed	(3,038,395)	(30,777)	(1,746,535)	(21,683)
Net Increase (Decrease)—Admiral Shares	(1,148,490)	(11,856)	(79,597)	(1,408)
H.	Management has determined that no events or transactions occurred subsequent to September 30, 2021, that would require recognition or disclosure in these financial statements.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Vanguard Quantitative Funds and Shareholders of Vanguard Growth and Income Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Growth and Income Fund (constituting Vanguard Quantitative Funds, referred to hereafter as the "Fund") as of September 30, 2021, the related statement of operations for the year ended September 30, 2021, the statement of changes in net assets for each of the two years in the period ended September 30, 2021, including the related notes, and the financial highlights for each of the five years in the period ended September 30, 2021 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended September 30, 2021 and the financial highlights for each of the five years in the period ended September 30, 2021 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2021 by correspondence with the custodian, transfer agent and brokers; when replies were not received from the transfer agent or brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
November 19, 2021
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

Special 2021 tax information (unaudited) for Vanguard Growth And Income Fund
This information for the fiscal year ended September 30, 2021, is included pursuant to provisions of the Internal Revenue Code.
The fund distributed $634,954,000 as capital gain dividends (20% rate gain distributions) to shareholders during the fiscal year.
For nonresident alien shareholders, 100% of short-term capital gain dividends distributed by the fund are qualified short-term capital gains.
The fund distributed $188,315,000 of qualified dividend income to shareholders during the fiscal year.
For corporate shareholders, 24.8% of investment income (dividend income plus short-term gains, if any) qualifies for the dividends-received deduction.

Trustees Approve Advisory Arrangements
The board of trustees of Vanguard Growth and Income Fund has renewed the fund’s investment advisory arrangements with D. E. Shaw Investment Management, L.L.C. (DESIM); Los Angeles Capital Management LLC, formerly Los Angeles Capital Management and Equity Research, Inc. (LA Capital); and The Vanguard Group, Inc. (Vanguard), through its Quantitative Equity Group. The board determined that renewing each of the fund’s advisory arrangements was in the best interest of the fund and its shareholders.
The board based its decisions upon an evaluation of each advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisors and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisors.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board reviewed the quality of each advisor’s investment management services provided to the fund since 2011; it also took into account the organizational depth and stability of each advisor. The board considered the following:
DESIM. Founded in 2005, DESIM is a global investment management and technology development firm. The advisor employs quantitative models that seek to capture predominantly “bottom-up” stock-specific return opportunities while aiming to control overall portfolio risk and characteristics, such as size, sector weights, and style, to be similar to those of the benchmark. DESIM focuses on return drivers that it considers “idiosyncratic,” or those that other quantitative managers tend to overlook, and de-emphasizes the use of traditional factors such as value, growth, and momentum, as these factors are more subject to crowding from other quantitative managers. DESIM has managed a portion of the fund since 2011.
LA Capital. LA Capital was formed in 2002 from the equity portion of Wilshire Asset Management. The advisor employs a controlled, dynamic investment model, gradually assigning new prices to key equity risks as market conditions evolve and investor preferences shift. The price of factor risk evolves over time in a way that can be captured in a model, similar to changes in cost of capital. The model uses more than 50 factors to actively weight stocks, including value, momentum, quality, sector, and market capitalization factors. The advisor applies statistical techniques to reduce noise in the factor returns and it looks for velocity and acceleration of the cleansed factor performance over the prior six months. LA Capital has managed a portion of the fund since 2011.
Vanguard. Vanguard has been managing investments for more than four decades. The Quantitative Equity Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth. Vanguard has managed a portion of the fund since 2011.
The board concluded that each advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangements.
Investment performance
The board considered the short-term and since-inception investment performance of each advisor’s subportfolio since each advisor began managing a portion of the fund in 2011, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangements should continue.
Cost
The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory expense rates were also well below the peer-group average.
The board did not consider the profitability of DESIM and LA Capital in determining whether to approve the advisory fees because the firms are independent of Vanguard and the advisory fees are the result of arm’s-length negotiations. The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that the fund’s shareholders benefit from economies of scale because of breakpoints in the advisory fee schedules for DESIM and LA Capital. The breakpoints reduce the effective rate of the fees as the fund’s assets managed by each advisor increase. The board also concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as the fund’s assets managed by Vanguard increase.
The board will consider whether to renew the advisory arrangements again after a one-year period.

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The People Who Govern Your Fund
The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them.
A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 212 Vanguard funds.
Information for each trustee and executive officer of the fund appears below. That information, as well as the Vanguard fund count, is as of the date on the cover of this fund report. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.
Interested Trustee1
Mortimer J. Buckley
Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chairman of the board (2019–present) of Vanguard and of each of the investment companies served by Vanguard; chief executive officer (2018–present) of Vanguard; chief executive officer, president, and trustee (2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Chairman of the board (2011–2017) and trustee (2009–2017) of the Children’s Hospital of Philadelphia; and trustee (2018–present) and vice chair (2019–present) of The Shipley School.
Independent Trustees
Emerson U. Fullwood
Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin
America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Director of SPX FLOW, Inc. (multi-industry manufacturing). Director of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, and Roberts Wesleyan College. Trustee of the University of Rochester.
Amy Gutmann
Born in 1949. Trustee since June 2006. Principal occupation(s) during the past five years and other experience: president (2004–present) of the University of Pennsylvania. Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and professor of communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania.
F. Joseph Loughrey
Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Chairman of the board of Hillenbrand, Inc. (specialized consumer services). Director of the V Foundation.

1  Mr. Buckley is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

Member of the advisory council for the College of Arts and Letters and chair of the advisory board to the Kellogg Institute for International Studies, both at the University of Notre Dame. Chairman of the board of Saint Anselm College.
Mark Loughridge
Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.
Scott C. Malpass
Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: chief investment officer (retired June 2020) and vice president (retired June 2020) of the University of Notre Dame. Assistant professor (retired June 2020) of finance at the Mendoza College of Business, University of Notre Dame, and member of the Notre Dame 403(b) Investment Committee. Member of the board of Catholic Investment Services, Inc. (investment advisors) and the board of superintendence of the Institute for the Works of Religion.
Deanna Mulligan
Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: board chair (2020), chief executive officer (2011–2020), and president (2010–2019) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of Individual Life and Disability of the Guardian Life Insurance Company of America. Member of the board of the Economic Club of New York. Trustee of the Partnership for New York City (business leadership), Chief Executives for Corporate Purpose, NewYork-Presbyterian Hospital, and the Bruce Museum (arts and science). Member of the Advisory Council for the Stanford Graduate School of Business.
André F. Perold
Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and co-managing partner of HighVista Strategies (private investment firm). Member of the board
(2018–present) of RIT Capital Partners (investment firm). Member of the investment committee of Partners Health Care System.
Sarah Bloom Raskin
Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Professor (2020–present), Distinguished Fellow of the Global Financial Markets Center (2020–present), and Rubenstein Fellow (2017–2020) at Duke University. Trustee (2017–present) of Amherst College and member of Amherst College Investment Committee (2019–present). Member of the Regenerative Crisis Response Committee (2020–present).
David A. Thomas
Born in 1956. Trustee since July 2021. Principal occupation(s) during the past five years and other experience: president of Morehouse College (2018–present). Professor of business administration, emeritus at Harvard University (2017–2018). Dean (2011–2016) and professor of management (2016–2017) at the Georgetown University McDonough School of Business. Director of DTE Energy Company (2013–present). Trustee of Common Fund (2019–present).
Peter F. Volanakis
Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Chairman of the board of trustees of Colby-Sawyer College. Member of the BMW Group Mobility Council.

Executive Officers
John Bendl
Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (2019–present) of each of the investment companies served by Vanguard. Chief accounting officer, treasurer, and controller of Vanguard (2017–present). Partner (2003–2016) at KPMG (audit, tax, and advisory services).
Christine M. Buchanan
Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Treasurer (2017–present) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG (audit, tax, and advisory services).
David Cermak
Born in 1960. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Finance director (2019–present) of each of the investment companies served by Vanguard. Managing director and head (2017–present) of Vanguard Investments Singapore. Managing director and head (2017–2019) of Vanguard Investments Hong Kong. Representative director and head (2014–2017) of Vanguard Investments Japan.
John Galloway
Born in 1973. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (September 2020–present) of each of the investment companies served by Vanguard. Head of Investor Advocacy (February 2020–present) and head of Marketing Strategy and Planning (2017–2020) at Vanguard. Deputy assistant to the President of the United States (2015).
Peter Mahoney
Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Controller (2015–present) of each of the investment companies served by Vanguard. Head of International Fund Services (2008–2014) at Vanguard.
Anne E. Robinson
Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express.
Michael Rollings
Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.
John E. Schadl
Born in 1972. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (2019–present) of Vanguard and of each of the investment companies served by Vanguard. Assistant vice president (2019–present) of Vanguard Marketing Corporation.
Vanguard Senior Management Team
Matthew Benchener	Thomas M. Rampulla
Joseph Brennan	Karin A. Risi
Mortimer J. Buckley	Anne E. Robinson
Gregory Davis	Michael Rollings
John James	Nitin Tandon
John T. Marcante	Lauren Valente
Chris D. Mclsaac

Connect with Vanguard®>vanguard.com
Fund Information > 800-662-7447
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This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
All comparative mutual fund data are from Morningstar, Inc., unless otherwise noted.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
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© 2021 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q930 112021

Item 2: Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert.

All members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts and to be independent: F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 4: Principal Accountant Fees and Services.

(a)       Audit Fees.

Audit Fees of the Registrant.

Fiscal Year Ended September 30, 2021: $29,000
Fiscal Year Ended September 30, 2020: $25,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group.

Fiscal Year Ended September 30, 2021: $11,244,694
Fiscal Year Ended September 30, 2020: $10,761,407

Includes fees billed in connection with audits of the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(b)        Audit-Related Fees.

Fiscal Year Ended September 30, 2021: $2,955,181
Fiscal Year Ended September 30, 2020: $2,915,863

Includes fees billed in connection with assurance and related services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(c)       Tax Fees.

Fiscal Year Ended September 30, 2021: $2,047,574
Fiscal Year Ended September 30, 2020: $247,168

Includes fees billed in connection with tax compliance, planning, and advice services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(d)       All Other Fees.

Fiscal Year Ended September 30, 2021: $280,000
Fiscal Year Ended September 30, 2020: $115,000

Includes fees billed for services related to tax reported information provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(e)        (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider, and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, the Chairman of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., or other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant.

(2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)       For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g)       Aggregate Non-Audit Fees.

Fiscal Year Ended September 30, 2021: $2,327,574
Fiscal Year Ended September 30, 2020: $362,168

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(h)       For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in rule 10A-3 under the Securities Exchange Act of 1934 (“Exchange Act”). The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are: F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 6: Investments.

Not applicable. The complete schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. In 2020, a third-party service provider began performing certain administrative and accounting services for Vanguard Growth and Income Fund. There were no other significant changes in the Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)(1)	Code of Ethics filed herewith.
(a)(2)	Certifications filed herewith.
(b)	Certifications field herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD QUANTITATIVE FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: November 19, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD QUANTITATIVE FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: November 19, 2021

VANGUARD QUANTITATIVE FUNDS

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: November 19, 2021

* By:	/s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on November 29, 2021 (see File Number 33-64845), a Power of Attorney  filed on October 12, 2021 (see File Number 33-23444), and a Power of Attorney  filed on August 26, 2021 (see file Number 811-02652), Incorporated by Reference.